SUPPLEMENT DATED JUNE 18, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated May 1, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The paragraph under the section titled “Portfolio Managers” is hereby deleted and replaced with the following:

The portfolio managers who currently share joint responsibility for the day-to-day management of each Fund’s portfolio are Hao-Hung (Peter) Liao and George Cao. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Liao also serves as investment analyst for the Worldwide Absolute Return Fund (“WARF”) where his role includes manager review, performance attribution, changes in manager mandates and risk management, and as a portfolio manager of WARF. Mr. Cao has been employed by the Adviser since December of 2007. Prior to joining the Adviser, he served as Senior Finance Associate followed by Controller of Operations Administrations Division and Corporate Safety for United Airlines. He also served as Management Consultant to PricewaterhouseCoopers LLP as well as Financial Analyst for SAM Distribution Co. Ltd. Mr. Cao graduated from the University of International Business and Economic with a Bachelor of Arts in 1996; and from the University of Chicago in 2004 with a Master of Business Administration in Business. Messrs. Liao and Cao serve as portfolio managers of eleven funds of the Trust. Messrs. Liao and Cao have served as the portfolio managers of each Fund since its inception and since June of 2008, respectively. See the Funds’ SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their respective ownership of Shares.

Please retain this supplement for future reference.

SUPPLEMENT DATED JUNE 18, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated April 21, 2008

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Solar Energy ETF (the “Fund”), each a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The paragraph under the section titled “Portfolio Managers” is hereby deleted and replaced with the following:

The portfolio managers who currently share joint responsibility for the day-to-day management of the Fund’s portfolio are Hao-Hung (Peter) Liao and George Cao. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Liao also serves as investment analyst for the Worldwide Absolute Return Fund (“WARF”) where his role includes manager review, performance attribution, changes in manager mandates and risk management, and as a portfolio manager of WARF. Mr. Cao has been employed by the Adviser since December of 2007. Prior to joining the Adviser, he served as Senior Finance Associate followed by Controller of Operations Administrations Division and Corporate Safety for United Airlines. He also served as Management Consultant to PricewaterhouseCoopers LLP as well as Financial Analyst for SAM Distribution Co. Ltd. Mr. Cao graduated from the University of International Business and Economic with a Bachelor of Arts in 1996; and from the University of Chicago in 2004 with a Master of Business Administration in Business. Messrs. Liao and Cao serve as portfolio managers of eleven funds of the Trust. Messrs. Liao and Cao have served as the portfolio managers of the Fund since its inception and since June of 2008, respectively. See the Fund’s SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their respective ownership of Shares.

Please retain this supplement for future reference.

MARKET VECTORS ETF TRUST
STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2008, as amended June 18, 2008

          This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the Prospectus dated May 1, 2008 (the “Prospectus”) for the Market Vectors ETF Trust (the “Trust”), relating to Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF (each a “Fund” and, together, the “Funds”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Funds, may be obtained without charge by writing to the Trust or the Distributor. The Trust’s address is 99 Park Avenue, 8th Floor, New York, New York 10016. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

i

          The information contained herein regarding the DAXglobal® Agribusiness Index and DAXglobal® Nuclear Energy Index and Russia+ Index (each, an “Index”) was provided by the Index Provider, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

          THE SHARES OF THE MARKET VECTORS–AGRIBUSINESS ETF, MARKET VECTORS–NUCLEAR ENERGY ETF AND MARKET VECTORS–RUSSIA ETF ARE NEITHER SPONSORED NOR PROMOTED, DISTRIBUTED OR IN ANY OTHER MANNER SUPPORTED BY DEUTSCHE BÖRSE AG (THE “LICENSOR”). THE LICENSOR DOES NOT GIVE ANY EXPLICIT OR IMPLICIT WARRANTY OR REPRESENTATION, NEITHER REGARDING THE RESULTS DERIVING FROM THE USE OF THE DAXGLOBAL® AGRIBUSINESS INDEX (THE “AGRIBUSINESS INDEX”), THE DAXGLOBAL® NUCLEAR ENERGY INDEX (THE “NUCLEAR ENERGY INDEX”), THE DAXGLOBAL® RUSSIA+ INDEX (THE “RUSSIA+ INDEX”) AND/OR THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX TRADEMARKS NOR REGARDING THE AGRIBUSINESS INDEX AND THE NUCLEAR ENERGY INDEX VALUES AT A CERTAIN POINT IN TIME OR ON A CERTAIN DATE NOR IN ANY OTHER RESPECT. THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX ARE CALCULATED AND PUBLISHED BY THE LICENSOR. NEVERTHELESS, AS FAR AS ADMISSIBLE UNDER STATUTORY LAW THE LICENSOR WILL NOT BE LIABLE VIS-À-VIS THIRD PARTIES FOR POTENTIAL ERRORS IN THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX OR THE RUSSIA+ INDEX. MOREOVER, THERE IS NO OBLIGATION FOR THE LICENSOR VIS-Á-VIS THIRD PARTIES, INCLUDING INVESTORS, TO POINT OUT POTENTIAL ERRORS IN THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX.

          NEITHER THE PUBLICATION OF THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX BY THE LICENSOR NOR THE GRANTING OF A LICENSE REGARDING THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX AS WELL AS THE AGRIBUSINESS INDEX TRADEMARK, THE NUCLEAR ENERGY INDEX TRADEMARK AND THE RUSSIA+ INDEX TRADEMARK FOR THE UTILIZATION IN CONNECTION WITH THE FINANCIAL INSTRUMENT OR OTHER SECURITIES OR FINANCIAL PRODUCTS, WHICH DERIVED FROM THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX AND THE RUSSIA+ INDEX, REPRESENT A RECOMMENDATION BY THE LICENSOR FOR A CAPITAL INVESTMENT OR CONTAINS IN ANY MANNER A WARRANTY OR OPINION BY THE LICENSOR WITH RESPECT TO THE ATTRACTIVENESS ON AN INVESTMENT IN SHARES OF THE MARKET VECTORS–AGRIBUSINESS ETF, MARKET VECTORS–NUCLEAR ENERGY ETF AND MARKET VECTORS–RUSSIA ETF.

          IN ITS CAPACITY AS SOLE OWNER OF ALL RIGHTS TO THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX, THE RUSSIA+ INDEX, THE AGRIBUSINESS INDEX TRADEMARK, THE NUCLEAR ENERGY INDEX TRADEMARK AND THE RUSSIA+ INDEX TRADEMARK, THE LICENSOR HAS SOLELY LICENSED TO VAN ECK ASSOCIATES CORPORATION THE UTILIZATION OF THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX, THE RUSSIA+ INDEX, THE AGRIBUSINESS INDEX TRADEMARK, THE NUCLEAR ENERGY INDEX TRADEMARK AND THE RUSSIA+ INDEX TRADEMARK AS WELL AS ANY REFERENCE TO THE AGRIBUSINESS INDEX, THE NUCLEAR ENERGY INDEX, THE RUSSIA+ INDEX, THE AGRIBUSINESS INDEX TRADEMARK, THE NUCLEAR ENERGY INDEX TRADEMARK AND THE RUSSIA+ INDEX TRADEMARK IN CONNECTION WITH THE SHARES OF THE MARKET VECTORS–AGRIBUSINESS ETF, MARKET VECTORS–NUCLEAR ENERGY ETF AND MARKET VECTORS–RUSSIA ETF.

          The information contained herein regarding the Amex Environmental Services Index, Amex Gold Miners Index and Amex Steel Index (each, an “Index”) was obtained from the American Stock Exchange (the “Amex”) while the information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

          EACH INDEX IS BASED ON EQUITY SECURITIES OF PUBLIC COMPANIES SELECTED FROM THE UNIVERSE OF ALL U.S. TRADED STOCKS AND AMERICAN DEPOSITORY RECEIPTS AND CLASSIFIED AS APPROPRIATE FOR INCLUSION BY THE AMEX.

          THE SHARES OF EACH OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE AMEX. THE AMEX AS INDEX COMPILATION AGENT (THE “INDEX COMPILATION AGENT”) MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF PARTICULARLY OR THE ABILITY OF THE INDICES IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES, INCLUDING THE AMEX ENVIRONMENTAL SERVICES INDEX, AMEX GOLD MINERS INDEX AND AMEX STEEL INDEX. EACH INDEX IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF OR THE ISSUER THEREOF. THE INDEX COMPILATION AGENT IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE INDEX COMPILATION AGENT HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE MARKET VECTORS—ENVIRONMENTAL SERVICES ETF, MARKET VECTORS—GOLD MINERS ETF AND MARKET VECTORS—STEEL ETF.

          ALTHOUGH THE INDEX COMPILATION AGENT SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF EACH INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, THE INDEX COMPILATION AGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COMPONENT DATA OF THE INDEX OBTAINED FROM INDEPENDENT SOURCES. THE INDEX COMPILATION AGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST AS SUB-LICENSEE, LICENSEE’S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF EACH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE INDEX COMPILATION AGENT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING

ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX COMPILATION AGENT HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF AN INDEX’S POSSIBILITY OF SUCH DAMAGES.

          The information contained herein regarding the Ardour Global IndexSM (Extra Liquid) (the “Index”) and the Index Provider was provided by each Fund’s respective Index Provider, while the information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

          THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARDOUR. ARDOUR MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF PARTICULARLY OR THE ABILITY OF ARDOUR GLOBAL INDEXSM (EXTRA LIQUID) (“ARDOUR GLOBAL INDEX”) TO TRACK THE PERFORMANCE OF THE PHYSICAL COMMODITIES MARKET. ARDOUR GLOBAL INDEX’S ONLY RELATIONSHIP TO VAN ECK ASSOCIATES CORPORATION (“LICENSEE”) IS THE LICENSING OF CERTAIN SERVICE MARKS AND TRADE NAMES OF ARDOUR AND OF THE ARDOUR GLOBAL INDEX THAT IS DETERMINED, COMPOSED AND CALCULATED BY ARDOUR WITHOUT REGARD TO THE LICENSEE OR THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF. ARDOUR HAS NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ARDOUR GLOBAL INDEX. ARDOUR IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF TO BE USED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF IS TO BE CONVERTED INTO CASH. ARDOUR HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF.

          ARDOUR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN AND ARDOUR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. ARDOUR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. ARDOUR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ARDOUR GLOBAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ARDOUR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

          “ARDOUR GLOBAL INDEXES, LLCSM”, “ARDOUR GLOBAL INDEXSM, (COMPOSITE),” “ARDOUR COMPOSITESM”, “ARDOUR GLOBAL INDEXSM” (EXTRA LIQUID)”,

“ARDOUR-XL SM”, “ARDOUR GLOBAL ALTERNATIVE ENERGY INDEXES SM”, “ARDOUR FAMILY SM” ARE SERVICE MARKS OF ARDOUR AND HAVE BEEN LICENSED FOR USE BY THE LICENSEE. THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARDOUR AND ARDOUR MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF.

          THE ARDOUR GLOBAL INDEXSM (EXTRA LIQUID) IS CALCULATED BY DOW JONES INDEXES, A BUSINESS UNIT OF DOW JONES & COMPANY, INC. (“DOW JONES”). THE SHARES OF THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF BASED ON THE ARDOUR GLOBAL INDEXSM (EXTRA LIQUID) ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES INDEXES, AND DOW JONES INDEXES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN SUCH SHARES OF THE MARKET VECTORS—GLOBAL ALTERNATIVE ENERGY ETF.

          DOW JONES, ITS AFFILIATES, SOURCES AND DISTRIBUTION AGENTS (COLLECTIVELY, THE “INDEX CALCULATION AGENT”) SHALL NOT BE LIABLE TO THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, ANY CUSTOMER OR ANY THIRD PARTY FOR ANY LOSS OR DAMAGE, DIRECT, INDIRECT OR CONSEQUENTIAL, ARISING FROM (I) ANY INACCURACY OR INCOMPLETENESS IN, OR DELAYS, INTERRUPTIONS, ERRORS OR OMISSIONS IN THE DELIVERY OF THE ARDOUR GLOBAL INDEX SM (EXTRA LIQUID) OR ANY DATA RELATED THERETO (THE “INDEX DATA”) OR (II) ANY DECISION MADE OR ACTION TAKEN BY THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, ANY CUSTOMER OR THIRD PARTY IN RELIANCE UPON THE INDEX DATA. THE INDEX CALCULATION AGENT DOES NOT MAKE ANY WARRANTIES, EXPRESS OR IMPLIED, TO THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, ANY OF ITS CUSTOMERS OR ANY ONE ELSE REGARDING THE INDEX DATA, INCLUDING, WITHOUT LIMITATION, ANY WARRANTIES WITH RESPECT TO THE TIMELINESS, SEQUENCE, ACCURACY, COMPLETENESS, CURRENTNESS, MERCHANTABILITY, QUALITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY WARRANTIES AS TO THE RESULTS TO BE OBTAINED BY THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, ANY OF ITS CUSTOMERS OR OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX DATA. THE INDEX CALCULATION AGENT SHALL NOT BE LIABLE TO THE MARKET VECTORS–GLOBAL ALTERNATIVE ENERGY ETF, ITS CUSTOMERS OR OTHER THIRD PARTIES FOR LOSS OF BUSINESS REVENUES, LOST PROFITS OR ANY INDIRECT, CONSEQUENTIAL, SPECIAL OR SIMILAR DAMAGES WHATSOEVER, WHETHER IN CONTRACT, TORT OR OTHERWISE, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

          The information contained herein regarding the Stowe Coal IndexSM and the S-Network Global Gaming IndexSM (each, an “Index”) was provided by Stowe, while the information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

          THE MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STOWE GLOBAL INDEXES, LLC (“LICENSOR”). LICENSOR MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF PARTICULARLY OR THE ABILITY OF THE COAL INDEX TO TRACK THE PERFORMANCE OF THE PHYSICAL COMMODITIES MARKET. LICENSOR’S

ONLY RELATIONSHIP TO THE LICENSEE IS THE LICENSING OF CERTAIN SERVICE MARKS AND TRADE NAMES OF LICENSOR AND OF THE COAL INDEX AND THE GAMING INDEX THAT IS DETERMINED, COMPOSED AND CALCULATED BY LICENSOR WITHOUT REGARD TO THE LICENSEE OR MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF. LICENSOR HAS NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COAL INDEX OR THE GAMING INDEX. LICENSOR IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF ARE TO BE CONVERTED INTO CASH. LICENSOR HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF.

          LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COAL INDEX OR THE GAMING INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE COAL INDEX, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COAL INDEX OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE COAL INDEX OR THE GAMING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

          THE MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR’S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. (“S&P”), OR ITS THIRD PARTY LICENSORS. NEITHER S&P NOR ITS THIRD PARTY LICENSORS MAKE ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF PARTICULARLY OR THE ABILITY OF THE COAL INDEX OR THE GAMING INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P’S AND ITS THIRD PARTY LICENSOR’S ONLY RELATIONSHIP TO STOWE GLOBAL INDEXES, LLC IS THE LICENSING OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES OF S&P AND/OR ITS THIRD PARTY LICENSORS AND FOR THE PROVIDING OF CALCULATION AND MAINTENANCE SERVICES RELATED TO THE COAL INDEX AND THE GAMING INDEX. NEITHER S&P NOR ITS THIRD PARTY LICENSORS IS RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF OR THE TIMING OF THE ISSUANCE OR SALE OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION,

MARKETING OR TRADING OF MARKET VECTORS—COAL ETF AND MARKET VECTORS—GAMING ETF.

          NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE COAL INDEX OR THE GAMING INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

          STANDARD & POOR’S® AND S&P® ARE REGISTERED TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC.; “CALCULATED BY S&P CUSTOM INDICES” AND ITS RELATED STYLIZED MARK ARE SERVICE MARKS OF THE MCGRAW-HILL COMPANIES, INC. THESE MARKS HAVE BEEN LICENSED FOR USE BY STOWE GLOBAL INDEXES, LLC.

GENERAL DESCRIPTION OF THE TRUST

          The Trust is an open-end management investment company. The Trust currently consists of 21 investment portfolios. This SAI relates to nine investment portfolios, Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF (each, a “Fund” and, together, the “Funds”). The Funds invest in common stocks and depositary receipts consisting of some or all of the component securities of each Fund’s respective benchmark Index. The Trust was organized as a Delaware statutory trust on March 15, 2001. The shares of each Fund are referred to herein as “Shares.”

          The Funds offer and issue Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), usually in exchange for a basket of Deposit Securities (together with the deposit of a specified cash payment). The Shares of the Market Vectors—Coal ETF, Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF are listed on the NYSE Arca, Inc. (the “NYSE Arca”), and will trade in the secondary market at market prices. The shares of the Market Vectors—Agribusiness ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF and Market Vectors—Steel ETF are listed on the American Stock Exchange (the “Amex” and, together with the NYSE Arca, the “Exchanges”), and will trade in the secondary market at market prices. Those prices may differ from the Shares’ NAV. Similarly, Shares are also redeemable by the Funds only in Creation Units, and generally in exchange for specified securities held by each Fund and a specified cash payment. A Creation Unit consists of 50,000 Shares of each Fund.

          The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares (subject to applicable legal requirements). In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses in the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

INVESTMENT POLICIES AND RESTRICTIONS

Repurchase Agreements

          The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

          In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. In addition, the Trust’s Board of Trustees (“Board” or “Trustees”) monitors each Fund’s repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Fund. No more than an aggregate of 15% of each Fund’s net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust’s management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

Futures Contracts, Options, Swap Agreements and Currency Forwards

          The Funds may utilize futures contracts, options, swap agreements and currency forwards. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Adviser (defined herein) believes to be representative of each Fund’s respective benchmark Index.

          Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

          After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

          Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

          The Funds may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Index. Liquid futures contracts are not currently available for the benchmark Index of each Fund. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Index components or a subset of the components.

Restrictions on the Use of Futures and Options

          Except as otherwise specified in the Funds’ Prospectus or this SAI, there are no limitations on the extent to which the Funds may engage in transactions involving futures and options thereon. The Funds will take steps to prevent their futures positions from “leveraging” its securities holdings. When a Fund has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When a Fund has a short futures position, as part of a complex stock replication strategy the Fund will maintain with their custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements

          Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, each Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Future Developments

          The Funds may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on the Funds, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for a Fund by the Adviser.

Investment Restrictions

          The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.

Each Fund may not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies;

2.	Each Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	Each Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.

Each Fund may not purchase a security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

5.

Each Fund may not purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6.

Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

7.

Each Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities. In addition, Market Vectors—Gold Miners ETF may invest up to 25% of its total assets in gold and silver coins, which are legal tender in the country of issue and gold and silver bullion, and palladium and platinum group metals bullion; or

8.

Each Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that the Market Vectors—Gold Miners ETF will invest 25% or more of its total assets in the gold-mining industry, Market Vectors—Global Alternative Energy ETF will invest 25% or more of its total assets in the alternative energy industry and Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Environmental Services ETF, Market Vectors—Gaming ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. Each Fund will not:

1.

Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of a Fund’s net assets would be invested in such securities.

2.	Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected in accordance with the fundamental restriction on borrowing set forth below.

3.	Make short sales of securities.

4.

Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by a Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

5.

Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for the Funds and any other account under common or affiliated management may be combined or allocated between the Fund and such account.

6.

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be continuously complied with.

          As long as the aforementioned investment restrictions are complied with, each Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not the index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing each Fund with exposure to the securities in its benchmark Index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. Each Fund also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

SPECIAL CONSIDERATIONS AND RISKS

          A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Market Vectors—Agribusiness ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Coal ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Environmental Services ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gaming ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Global Alternative Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gold Miners ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Nuclear Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Russia ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Steel ETF—Principal Risks of Investing in the Fund” and “Additional Risks of Investing in the Funds.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General

          Investment in each Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

          An investment in each Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

          Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

          Although most of the securities in a Fund’s Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

          The Funds are not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by the Fund unless the securities of such issuer are removed from its respective Index.

          An investment in each Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its respective Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its respective Index. It is also possible that for short periods of time, a Fund may not fully replicate the performance of its respective Index due to the temporary unavailability of certain Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because a Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its respective Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

          Shares are subject to the risk of an investment in a portfolio of equity securities in an economic sector in which the Index is highly concentrated. In addition, because it is the policy of each Fund to generally invest in the securities that comprise its respective Index, the portfolio of securities held by such Fund (“Fund Securities”) also will be concentrated in that industry.

Futures and Options Transactions

          Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they have sold.

          The Funds will seek to minimize the risk that they will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

          The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what it would have incurred through direct investment in stocks.

          Utilization of futures transactions by the Funds involves the risk of imperfect or even negative correlation to each Fund’s respective benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

          Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Swaps

          The use of swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delay.

U.S. Federal Tax Treatment of Futures Contracts

          The Funds may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The Funds may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Funds.

          In order for each Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to a Fund’s business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

          The Funds distribute to shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of a Fund’s fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on each Fund’s other investments and shareholders are advised on the nature of the distributions.

Continuous Offering

          The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

          For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

          Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the relevant Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

          A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Funds’ Prospectus under the headings “Market Vectors—Agribusiness ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Coal ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Environmental Services ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gaming ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Global Alternative Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gold Miners ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Nuclear Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Russia ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Steel ETF—Principal Risks of Investing in the Fund,” “Shareholder Information—Determination of NAV” and “Shareholder Information—Buying and Selling Exchange-Traded Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

          The Shares of each Fund are traded in the secondary market at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the relevant Exchange necessary to maintain the listing of Shares of the Funds will continue to be met.

          The relevant Exchange may but is not required to remove the Shares of the Funds from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Funds, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of a Fund’s respective underlying Index or portfolio of securities on which the Funds is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust.

          As in the case of other securities traded on the Exchanges, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

          In order to provide investors with a basis to gauge whether the market price of the Shares on the relevant Exchange are approximately consistent with the current value of the assets of the Funds on a per Share basis, an updated Indicative Per Share Portfolio Value is disseminated intra-day through the facilities of the Consolidated Tape Association’s Network B. Indicative Per Share Portfolio Values are disseminated every 15 seconds during regular Exchange trading hours based on the most recently reported prices of Fund Securities. As the respective international local markets close, the Indicative Per Share Portfolio Value will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The Funds are not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value and make no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

          The Indicative Per Share Portfolio Value has an equity securities value component and a net other assets value component, each of which are summed and divided by the total estimated Fund Shares outstanding, including Shares expected to be issued by each Fund on that day, to arrive at an Indicative Per Share Portfolio Value.

          The equity securities value component of the Indicative Per Share Portfolio Value represents the estimated value of the portfolio securities held by a Fund on a given day. While the equity securities value component estimates the current market value of a Fund’s portfolio securities, it does not necessarily reflect the precise composition or market value of the current portfolio of securities held by the Trust for the Fund at a particular point in time. Therefore, the Indicative Per Share Portfolio Value disseminated during the relevant Exchange trading hours should be viewed only as an estimate of a

Fund’s NAV per share, which is calculated at the close of the regular trading session on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., New York time) on each day Business Day.

          In addition to the equity securities value component described in the preceding paragraph, the Indicative Per Share Portfolio Value for each Fund includes a net other assets value component consisting of estimates of all other assets and liabilities of the Fund including, among others, current day estimates of dividend income and expense accruals.

BOARD OF TRUSTEES OF THE TRUST

Trustees and Officers of the Trust

          The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of four Trustees.

Independent Trustees

Name, Address[1] and Age	Position(s) Held with Funds	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee

David H. Chow, 50*	Trustee	Since 2006	Vice-Chairman and Chief Investment Officer, Torch Hill Investment Partners LLC (private equity firm), July 2007 to present; Managing Partner, Lithos Capital Partners LLC (private equity firm), January 2006 to June 2007; Managing Director, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	21	None.

R. Alastair Short, 54*	Trustee	Since 2006	Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to present; Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007; President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; President, Matrix Global Investments, Inc. and predecessor company (private investment company), September 1995 to January 1999.	30	Director, Kenyon review; Director, The Medici Archive Project.

Richard D. Stamberger, 48*	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc.	30	None.

[1]	The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

*	Member of the Audit Committee.

Interested Trustees

Name, Address[1] and Age	Position(s) Held with Funds	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held Outside the Fund Complex:

Jan F. van Eck,[4] 44	Trustee	Since 2006	Director and Executive Vice President, Van Eck Associates Corporation; Director, Executive Vice President and Chief Compliance Officer, Van Eck Securities Corporation; Director and President, Van Eck Absolute Return Advisers Corp.	21	Director, Greylock Capital Associates LLC.

[1]	The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

[4]	“Interested person” of the Funds within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer Information

The Officers of the Trust, their addresses, positions with the Funds, ages and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Charles T. Cameron, 48	Vice President	Since 1996	Director of Trading and Portfolio Manager for the Adviser; Officer of three other investment companies advised by the Adviser.

Keith J Carlson, 51	Chief Executive Officer and President	Since 2004

President of the Adviser and Van Eck Securities Corporation (“VESC”); Private Investor (June 2003-January 2004); Independent Consultant, Waddell & Reed, Inc. (December 2002-May 2003); Officer of three other investment companies advised by the Adviser.

Susan C. Lashley, 53	Vice President	Since 1998	Vice President of the Adviser and VESC; Officer of three other investment companies advised by the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Thomas K. Lynch, 51	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and Van Eck Absolute Return Advisers Corporation (“VEARA”) (Since January 2007); Vice President of the Adviser and VEARA; Treasurer and Officer of three other investment companies advised by the Adviser (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005).

Joseph J. McBrien, 59	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of three other investment companies advised by the Adviser.

Alfred J. Ratcliffe, 60	Vice President and Treasurer	Since 2006

Vice President of the Adviser (Since 2006); Vice President and Director of Mutual Fund Accounting and Administration, PFPC (March 2000-November 2006); Officer of three other investment companies advised by the Adviser.

Jonathan R. Simon, 33	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith, 53	Senior Vice President and Chief Financial Officer	Since 1985

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of three other investment companies advised by the Adviser.

Derek S. van Eck(3), 43	Executive Vice President	Since 2004	Director and Executive Vice President of the Adviser, VESC and VEARA; Director of Greylock Capital Associates LLC; Officer of three other investment companies advised by the Adviser.

Officer’s Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years

Jan F. van Eck(3), 44	Executive Vice President	Since 2005

Director and Executive Vice President of the Adviser; Director, Executive Vice President and Chief Compliance Officer of VESC; Director and President of VEARA; Director of Greylock Capital Associates LLC; Trustee of Market Vectors ETF Trust; Officer of three other investment companies advised by the Adviser.

[1]	The address for each Officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Officers are elected yearly by the Trustees.

[3]	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

          The Board of the Trust met six times during the fiscal year ended December 31, 2007.

          The Board has an Audit Committee, consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (an “Independent Trustee”). Messrs. Chow, Short and Stamberger currently serve as members of the Audit Committee and each has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Mr. Short is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Audit Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met two times during the fiscal year ended December 31, 2007.

          The Board also has a Nominating and Corporate Governance Committee, consisting of three Independent Trustees. Messrs. Chow, Short and Stamberger currently serve as members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee has the responsibility, among other things, to: (i) evaluate, as necessary, the composition of the Board, its committees and sub-committees and make such recommendations to the Board as deemed appropriate by the Committee; (ii) review and define Independent Trustee qualifications; (iii) review the qualifications of individuals serving as Trustees on the Board and its committees; (iv) develop corporate governance guidelines for the Trust and the Board; (v) evaluate, recommend and nominate qualified individuals for election or appointment as members of the Board and recommend the appointment of members and chairs of each Board committee and subcommittee and (vi) review and assess, from time to time, the performance of the committees and subcommittees of the Board and report results to the Board. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Board of Trustees. The Nominating and Corporate Governance Committee met two times during the fiscal year ended December 31, 2007.

          The officers and Trustees of the Trust, in the aggregate, own less than 1% of the Shares of each Fund.

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in Market Vectors ETF Trust (As of December 31, 2007)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2007)

David H. Chow	$50,001 – $100,000	$50,001 – $100,000
R. Alastair Short	None	$10,001 – $50,000
Richard D. Stamberger	$10,001 – $50,000	Over $100,000
Jan F. van Eck	$10,001 – $50,000	Over $100,000

          As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Funds.

Remuneration of Trustees

          The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings. The Trust pays the Chairman of the Board an annual retainer of $10,000 and each Trustee who acts as chairman of a committee an annual retainer of $5,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

          The table below shows the compensation paid to the Trustees by the Trust for the fiscal year ended December 31, 2007. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Trust	Deferred Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses(2)	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and the Fund Complex(1) Paid to Trustee(2)

David H. Chow	$0	$47,121	N/A	N/A	$47,121
R. Alastair Short	$40,000	$0	N/A	N/A	$90,500
Richard D. Stamberger	$26,250	$10,024	N/A	N/A	$101,994
Jan F. van Eck(3)	$0	$0	N/A	N/A	$0

(1)	The “Fund Complex” consists of Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and Market Vectors ETF Trust.

(2)	Because the Funds of the Trust have different fiscal year ends, the amounts shown are presented on a calendar year basis.

(3)	“Interested person” under the 1940 Act.

PORTFOLIO HOLDINGS DISCLOSURE

          Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of each Fund. The Trust, Adviser, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

          The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds’ portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds’ Form N-Q is available through the Funds’ website, at www.vaneck.com or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016.

CODE OF ETHICS

          The Funds, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the “Personnel”). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Funds must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for a Fund within seven days, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Funds. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

          Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. Personnel may purchase securities in an initial public offering or private placement, provided that he or she obtains preclearance of the purchase and makes certain representations.

PROXY VOTING POLICIES AND PROCEDURES

          The Funds’ proxy voting record is available upon request and on the SEC’s website at http://www.sec.gov. Proxies for each Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

          The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available through the Funds’ website, at www.vaneck.com, or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

MANAGEMENT

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

The Investment Manager

          Van Eck Associates Corporation (the “Adviser”) acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Funds. The Adviser is a private company with headquarters in New York and manages other mutual funds and separate accounts.

          The Adviser serves as investment manager to the Funds pursuant to the Investment Management Agreement between Market Vectors—Gold Miners ETF and the Adviser (the “Gold Miners Investment Management Agreement”) and pursuant to an investment management agreement between the Trust and the Adviser (the “Trust Investment Management Agreement” and, together with the Gold Miners Investment Management Agreement, the “Investment Management Agreements”). Under the Investment Management Agreements, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of the Funds’ assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

          Pursuant to the Investment Management Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

Compensation. As compensation for its services under each Investment Management Agreement, the Adviser is paid a monthly fee based on a percentage of each Fund’s average daily net assets at the annual rate of 0.50%. From time to time, the Adviser may waive all or a portion of its fees. Until at least May 1, 2009, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, offering costs, taxes and extraordinary expenses) from exceeding 0.55% (with respect to Market Vectors—Environmental Services ETF, Market Vectors—Gold Miners ETF and Market Vectors—Steel ETF), 0.65% (with respect to Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF and Market Vectors—Nuclear Energy ETF) and 0.69% (with respect to Market Vectors—Russia ETF) of average daily net assets per year. The expenses excluded from the expense caps are: (a) legal fees pertaining to a Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

          The management fees paid by each Fund and the expenses waived or assumed by the Adviser during the Fund’s Fiscal years ended December 31, 2006 and 2007, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund are set forth in the chart below.

	Management Fees Paid During the Fiscal Year Ended		Expenses Waived or Assumed by the Adviser During the Fiscal Year Ended

Fund	December 31, 2006	December 31, 2007	December 31, 2006	December 31, 2007

Market Vectors—Agribusiness ETF (1)	N/A	$509,538	N/A	$—
Market Vectors—Coal ETF (2)	N/A	N/A	N/A	N/A
Market Vectors—Environmental Services ETF (3)	$42,742	$155,589	$73,815	$97,596
Market Vectors—Gaming ETF (4)	N/A	N/A	N/A	N/A
Market Vectors—Global Alternative Energy ETF(5)	N/A	$290,571	N/A	$49,312
Market Vectors—Gold Miners ETF (6)	$784,673	$3,778,313	$204,756	$343,114
Market Vectors—Nuclear Energy ETF (7)	N/A	$161,817	N/A	$20,143
Market Vectors—Russia ETF (8)	N/A	$815,023	N/A	$19,360
Market Vectors—Steel ETF (3)	$45,336	$614,615	$73,555	$93,890

1	Commenced operations on August 31, 2007.
2	Commenced operations on January 11, 2008.
3	Commenced operations on October 10, 2006.
4	Commenced operations on January 23, 2008.
5	Commenced operations on May 3, 2007.
6	Commenced operations on May 16, 2006.
7	Commenced operations on August 13, 2007.
8	Commenced operations on April 24, 2007.

Term. Each Investment Management Agreement continues in effect until the next in-person meeting of the Board, which is expected to be held on or before June 30, 2008. Thereafter, the Investment Management Agreement is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. Each Investment Management Agreement is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities. Each Investment Management Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Legal Investigations and Proceedings. In July 2004, Van Eck Associates Corporation (“VEAC”) received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed VEAC that the SEC staff was considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against VEAC and two of its senior officers. Under SEC procedures, VEAC has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for VEAC’s response has been extended until further notice from the SEC and, to the best knowledge of VEAC, no formal recommendation has been made to the SEC to date. There cannot be any assurance that, if the SEC were to assess sanctions against VEAC, such sanctions would not materially and adversely affect VEAC. If it is determined that VEAC or its affiliates engaged in improper or wrongful activity that caused a loss to the Van Eck Funds or the Van Eck Worldwide Insurance Trust, the Board of Trustees of the Funds will determine the amount of restitution that should be made to a Fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined. The Board and VEAC are currently working to resolve outstanding issues relating to these matters.

The Administrator

          Van Eck Associates Corporation also serves as administrator for the Trust pursuant to each Investment Management Agreement. Under each Investment Management Agreement, the Adviser is obligated on a continuous basis to provide such administrative services as the Board of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. The Adviser will generally assist in all aspects of the Trust’s and the Funds’ operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting (only with respect to Market Vectors—Gold Miners ETF), bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Custodian and Transfer Agent

          The Bank of New York Mellon Corporation (“The Bank of New York”) serves as custodian for the Funds pursuant to a Custodian Agreement. As Custodian, The Bank of New York holds the Funds’ assets. The Bank of New York serves as each Fund’s transfer agent pursuant to a Transfer Agency Agreement. The Bank of New York may be reimbursed by each Fund for its out-of-pocket expenses. In addition, The Bank of New York provides various accounting services to each of the Funds, except for Market Vectors—Gold Miners ETF, pursuant to a fund accounting agreement. The Adviser pays a portion of the fee that it receives from Market Vectors—Gold Miners ETF to The Bank of New York for providing fund accounting services to Market Vectors—Gold Miners ETF.

The Distributor

          Van Eck Securities Corporation (the “Distributor”) is the principal underwriter and distributor of Shares. Its principal address is 99 Park Avenue, New York, New York 10016 and investor information can be obtained by calling 1-888-MKT-VCTR. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party by the Trust and the Adviser, or by the Distributor, or until termination of the Trust or each Fund offering its Shares, and which is renewable annually thereafter (the “Distribution Agreement”), pursuant to which it distributes Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

          The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services but must pay such broker-dealers or other persons, out of its own assets.

          The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Portfolio Managers

          The portfolio managers who currently share joint responsibility for the day-to-day management of each Fund’s portfolio are Hao-Hung (Peter) Liao and George Cao. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Liao also serves as investment analyst for the Worldwide Absolute Return Fund (“WARF”), a series of the Van Eck Worldwide Insurance Trust, a registered investment company, where his role includes manager review, performance attribution, changes in manager mandates and risk management, and as a portfolio manager of WARF which as of May 30, 2008 had approximately $7.8 million in assets. Mr. Cao has been employed by the Adviser since December of 2007. Prior to joining the Adviser, he served as Senior Finance Associate followed by Controller of Operations Administrations Division and Corporate Safety for United Airlines. He also served as Management Consultant to PricewaterhouseCoopers LLP as well as Financial Analyst for SAM Distribution Co. Ltd. Mr. Cao graduated from the University of International Business and Economic with a Bachelor of Arts in 1996; and from the University of Chicago in 2004 with a Master of Business Administration in Business. Messrs. Liao and Cao serve as portfolio managers of eleven Funds of the Trust, which as of May 30, 2008 had approximately $12.7 billion in assets. Other than the eleven Funds of the Trust and WARF, Messrs. Liao and Cao do not manage any other registered investment companies, pooled investment vehicles or other accounts. Messrs. Liao and Cao have served as the portfolio managers of each Fund since its inception and since June of 2008, respectively.

          Although the Funds in the Trust that are managed by Messrs. Liao and Cao may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of eleven Funds of the Trust and WARF presents a material conflict of interest for Messrs. Liao and Cao or the Adviser.

Portfolio Manager Compensation

          The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and the management of the Funds. The quality of management of the Funds includes issues of replication, rebalancing, portfolio monitoring, efficient operation, among other factors. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

Portfolio Manager Share Ownership

          As of May 1, 2008, the dollar range of Shares of the Funds beneficially owned by Mr. Liao and Mr. Cao was $5-$50,000 and $0, respectively. The portfolio holdings of Mr. Liao as of December 31, 2007 are shown below.

Hao-Hung (Peter) Liao

Dollar Range

Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000

Market Vectors—Agribusiness ETF	X
Market Vectors—Coal ETF
Market Vectors—Environmental Services ETF	X
Market Vectors—Gaming ETF
Market Vectors—Global Alternative Energy ETF

Hao-Hung (Peter) Liao

Dollar Range

Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000

Market Vectors—Gold Miners ETF	X
Market Vectors—Nuclear Energy ETF	X
Market Vectors—Russia ETF	X
Market Vectors—Steel ETF

BROKERAGE TRANSACTIONS

          When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected. Since the investment objective of each Fund is investment performance that corresponds to that of an index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

          Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 30%. See “Market Vectors—Agribusiness ETF—Principal Investment Objective and Strategies,” “Market Vectors—Coal ETF—Principal Investment Objective and Strategies,” “Market Vectors—Environmental Services ETF—Principal Investment Objective and Strategies,” “Market Vectors—Gaming ETF—Principal Investment Objective and Strategies,” “Market Vectors—Global Alternative Energy ETF—Principal Investment Objective and Strategies,” “Market Vectors—Gold Miners ETF—Principal Investment Objective and Strategies,” “Market Vectors—Nuclear Energy ETF—Principal Investment Objective and Strategies,” “Market Vectors—Russia ETF—Principal Investment Objective and Strategies” and “Market Vectors—Steel ETF—Principal Investment Objective and Strategies” in the Funds’ Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

          The aggregate brokerage commissions paid by each Fund during the Fund’s fiscal years ended December 31, 2006 and 2007, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund are set forth in the chart below.

	Brokerage Commissions Paid During the Fiscal Year Ended

Fund	December 31, 2006	December 31, 2007

Market Vectors—Agribusiness ETF[1]	N/A	$90,673
Market Vectors—Coal ETF[2]	N/A	N/A
Market Vectors—Environmental Services ETF[3]	$1,375	$0
Market Vectors—Gaming ETF[4]	N/A	N/A
Market Vectors—Global Alternative Energy ETF[5]	N/A	$3,414
Market Vectors—Gold Miners ETF[6]	$10,494	$81,957
Market Vectors—Nuclear Energy ETF[7]	N/A	$0
Market Vectors—Russia ETF[8]	N/A	$167,208
Market Vectors—Steel ETF[3]	$157	$1,452

[1]	Commenced operations of August 31, 2007.
[2]	Commenced operations on January 11, 2008.
[3]	Commenced operations of October 10, 2006.
[4]	Commenced operations on January 23, 2008.
[5]	Commenced operations of May 3, 2007.
[6]	Commenced operations on May 16, 2006.
[7]	Commenced operations on August 13, 2007.
[8]	Commenced operations on April 24, 2007.

BOOK ENTRY ONLY SYSTEM

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

          DTC acts as securities depositary for the Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

          DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the Amex and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

          Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

          Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

          Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

          The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

          DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

          The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

          A “Business Day” with respect to the Funds is any day on which the Exchanges are open for business. As of the date of the Prospectus, the Exchanges observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

          The consideration for a purchase of Creation Units generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) constituting a replication of each Fund’s benchmark Index and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date.

          The Administrator, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the relevant Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) as well as the Cash Component for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of each Fund until such time as the next-announced Fund Deposit composition is made available.

          The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting each Fund’s respective benchmark Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may, among other reasons, not be available in sufficient quantity for delivery, not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (defined below). In light of the foregoing, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase the Deposit Securities represented by the cash in lieu amount in the secondary market (“Market Purchases”). In such cases where the Trust makes Market Purchases because a Deposit Security may not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Trust’s acquisition of Deposit Securities will be at the expense of each Fund and will affect the value of all Shares of the Fund; but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index or resulting from stock splits and other corporate actions.

          In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available (i) on each

Business Day, the Dividend Equivalent Payment, if any, effective through and including the previous Business Day, per outstanding Shares of the Fund, and (ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

Procedures for Creation of Creation Units

          To be eligible to place orders with the Distributor to create Creation Units of the Funds, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process (“Participant Agreement”) (discussed below). All Creation Units of the Funds, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

          All orders to create Creation Units must be placed in multiples of 50,000 Shares (i.e., a Creation Unit). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the relevant Exchange (“Closing Time”) (ordinarily 4:00 p.m., New York time) (3:00 p.m. for “Custom Orders” (as defined below)) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of the Fund as determined on such date. A “Custom Order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting, or other relevant reason. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “—Placement of Creation Orders Using Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

          Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Participating Party once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

          Orders to create Creation Units of the Funds shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Funds may have to be placed by the investor’s broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

          Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

          Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to either Domestic Funds or foreign funds for foreign securities (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that a Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.

Placement of Creation Orders Using Clearing Process

          Fund Deposits created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement with the Distributor and with the Trust (as the same may be from time to time amended in accordance with its terms).

          The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds

          Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order creating Creation Units of the Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m., New York time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Funds outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and

(ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Placement of Creation Orders Outside Clearing Process—Foreign Funds

          A standard order must be placed by 4:00 p.m., New York time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 10:00 a.m., New York time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate custodian. For each Fund, the Custodian will cause the subcustodian of such Fund to maintain an account into which the Deposit Securities will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

          Once the Trust has accepted a creation order, the Trust will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such net asset value as will have been calculated after receipt in proper form of such order. The Distributor will then transmit a confirmation of acceptance of such order.

          Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Trust will issue and cause the delivery of the Creation Units.

Acceptance of Creation Order

          The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason, (a) the order is not in proper form; (b) the creator or creators, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Funds; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

          A fixed creation transaction fee of $1,000 payable to the Custodian is imposed on each creation transaction. In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of up to four times the basic creation fee will be imposed. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator will be assessed an additional variable charge for cash creations on the “cash in lieu” portion of its investment. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption of Creation Units

          Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. See “Market Vectors—Agribusiness ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Coal ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Environmental Services ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gaming ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Global Alternative Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Gold Miners ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Nuclear Energy ETF—Principal Risks of Investing in the Fund,” “Market Vectors—Russia ETF—Principal Risks of Investing in the Fund” and “Market Vectors—Steel ETF—Principal Risks of Investing in the Fund” in the Prospectus.

          The Administrator, through NSCC, makes available immediately prior to the opening of business on the relevant Exchange (currently 9:30 a.m., New York time) on each day that the Exchange is open for business, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below. The redemption transaction fee of $1,000 is deducted from such redemption proceeds. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption fee will be required to be arranged for by or on behalf of the redeeming shareholder.

          The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust these fees from time to time based upon actual experience. An additional charge up to four times the redemption transaction fee may be charged with respect to redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders Using Clearing Process

          Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement with the Distributor and with the Trust (as the case may be from time to time amended in accordance with its terms). An order to redeem Creation Units of the Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m., New York time (3:00 p.m. for Custom Orders for Domestic Funds and 10:00 a.m. for Foreign Funds) on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the applicable Fund as next determined. An order to redeem Creation Units of the Funds using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., New York time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received, and the applicable cash payment.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds

          Orders to redeem Creation Units of the Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order for redemption of Creation Units of the Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Funds will instead be effected through transfer of Creation Units of the Funds directly through DTC. An order to redeem Creation Units of the Funds outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., New York time (3:00 p.m. for Custom Orders) on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m., New York time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

          After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds

          A standard order for redemption must be received by 4:00 p.m., New York time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 10:00 a.m., New York time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Funds could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

          In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

          Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

          The holidays applicable to the Funds are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan.1	May 1	Nov. 6
March 20	June 6	Dec. 24
March 21	July 9	Dec. 25
March 31	August 18	Dec. 31

AUSTRALIA
Jan.1	March 21	May 19	August 13
Jan.28	March 24	June 2	October 6
March 3	April 25	June 9	Nov. 4
March 10	May 5	August 4	Dec. 25

AUSTRIA
Jan.1	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26
May 1	Dec. 8	Dec. 31

BELGIUM
Jan.1	May 2	Nov. 11
March 21	May 17	Dec. 25
March 24	July 21	Dec. 26
May 1	August 15

BRAZIL
Jan.1	March 21	July 9	Dec. 31
Jan.25	April 21	Nov. 20
Feb. 4	May 1	Dec. 24
Feb. 5	May 22	Dec. 25

CANADA
Jan.1	May 21	Sept. 3	Dec. 26
Jan.2	June 25	October 8
Feb. 19	July 2	Nov. 12
April 6	August 6	Dec. 25

CHILE
Jan.1	August 15	Dec. 25
March 21	Sept. 18	Dec. 31
May 1	Sept. 19
May 21	Dec. 8

CHINA
Jan.1	Feb. 11	May 7	October 6
Jan.21	Feb. 12	May 26	October 7
Feb. 4	Feb. 13	July 4	October 13
Feb. 5	May 1	Sept. 1	Nov. 11
Feb. 6	May 2	October 1	Nov. 27
Feb. 7	May 5	October 2	Dec. 25
Feb. 8	May 6	October 3

DENMARK
Jan.1	April 18	Dec. 24
March 20	May 1	Dec. 25
March 21	May 12	Dec. 26
March 24	June 5	Dec. 31

FINLAND
Jan.1	June 20	Dec. 31
March 21	Dec. 24
March 24	Dec. 25
May 1	Dec. 26

FRANCE
Jan.1	May 8	Dec. 25
March 21	June 14	Dec. 26
March 24	August 15
May 1	Nov. 11

GERMANY
Jan.1	May 1	October 3	Dec. 31
Feb. 4	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26

GREECE
Jan.1	March 25	June 16	Dec. 26
March 10	April 25	August 15
March 21	April 28	October 28
March 24	May 1	Dec. 25

HONG KONG
Jan.1	March 24	July 1	Dec. 25
Feb. 6	April 4	Sept. 15	Dec. 26
Feb. 7	May 1	October 1	Dec. 31
Feb. 8	May 12	October 7
March 21	June 9	Dec. 24

INDONESIA
Jan.1	April 7	Sept. 29	Dec. 25
Jan.10	May 1	October 1	Dec. 26
Jan.11	May 20	October 2	Dec. 29
Feb. 7	July 28	October 3	Dec. 31
March 20	July 30	Dec. 8
March 21	August 18	Dec. 24

IRELAND
Jan.1	May 1	October 27	Dec. 29
March 17	May 5	Dec. 24
March 21	June 2	Dec. 25
March 24	August 4	Dec. 26

ITALY
Jan.1	June 2	Dec. 25
March 21	August 15	Dec. 26
April 25	Dec. 8	Dec. 31
May 1	Dec. 24

JAPAN
Jan.1	Feb. 11	July 21	Nov. 3
Jan.2	March 20	Sept. 15	Nov. 24
Jan.3	April 29	Sept. 23	Dec. 23
Jan.14	May 5	October 13	Dec. 31

MALAYSIA
Jan.1	March 20	Sept. 1	Dec. 8
Jan.10	May 1	October 1	Dec. 25
Feb. 1	May 19	October 2	Dec. 29
Feb. 6	May 20	October 3
Feb. 7	May 30	October 27
Feb. 8	June 7	October 28

MEXICO
Jan.1	March 21	Nov. 20
Feb. 4	May 1	Dec. 12
March 17	Sept. 16	Dec. 25
March 20	Nov. 17

NETHERLANDS
Jan. 1	May 1
March 21	May 12
March 24	Dec. 25
April 30	Dec. 26

NEW ZEALAND
Jan.1	Feb. 6	June 2
Jan.2	March 21	October 27
Jan.21	March 24	Dec. 25
Jan.28	April 25	Dec. 26

NORWAY
Jan.1	May 1	Dec. 26
March 20	May 12	Dec. 31
March 21	Dec. 24
March 24	Dec. 25

PHILIPPINES
Jan.1	June 12	Dec. 25
Feb. 25	August 21	Dec. 30
March 20	October 1	Dec. 31
March 21	Dec. 24

PORTUGAL
Jan.1	April 25	June 13	Dec. 25
Feb. 5	May 1	Dec. 1	Dec. 26
March 21	May 22	Dec. 8
March 24	June 10	Dec. 24

SINGAPORE
Jan.1	May 1	October 1	Dec. 17
Feb. 7	May 19	October 27	Dec. 25
Feb. 8	May 20	October 28
March 21	August 9	Dec. 8

SOUTH AFRICA
Jan.1	May 1	Dec. 25
March 21	June 16	Dec. 26
March 24	Sept. 24
April 28	Dec. 16

SOUTH KOREA
Jan.1	April 10	July 17	Dec. 31
Feb. 6	May 1	August 15
Feb. 7	May 5	Sept. 5
Feb. 8	May 12	October 3
April 9	June 6	Dec. 25

SPAIN
Jan.1	March 24	July 25	Dec. 26
Jan.7	May 1	August 15
March 20	May 2	Dec. 8
March 21	May 15	Dec. 25

SWEDEN
Jan.1	June 6	Dec. 26
March 21	June 20	Dec. 31
March 24	Dec. 24
May 1	Dec. 25

SWITZERLAND
Jan.1	May 1	Sept. 11	Dec. 31
Jan.2	May 12	Dec. 8
March 19	May 22	Dec. 24
March 21	August 1	Dec. 25
March 24	August 15	Dec. 26

TAIWAN
Jan. 1	Feb. 7	April 4
Feb. 4	Feb. 8	May 1
Feb. 5	Feb. 11	June 9
Feb. 6	Feb. 28	October 10

THAILAND
Jan.1	April 15	July 1	Dec. 5
Feb. 20	May 1	July 18	Dec. 10
April 7	May 5	August 12
April 14	May 20	October 23

UNITED KINGDOM
Jan.1	May 26
March 21	August 25
March 24	Dec. 25
May 5	Dec. 26

UNITED STATES
Jan.1	May 26	Nov. 11
Jan.21	July 4	Nov. 27
Feb. 18	Sept. 1	Dec. 25
March 21	October 13

VENEZUELA
Jan.1	May 1	August 18
Feb. 4	May 5	Dec. 8
Feb. 5	May 26	Dec. 25
March 19	June 24
March 20	July 24

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period

Argentina	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

China	02/04/08	02/14/08	10
	02/05/08	02/15/08	10
	02/06/08	02/18/08	12
	04/28/08	05/08/08	10
	04/29/08	05/09/08	10
	04/30/08	05/12/08	12
	09/26/08	10/08/08	12
	09/29/08	10/09/08	10
	09/30/08	10/10/08	10

Croatia	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	01/02/09	10

Czech Republic	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	12/31/08	8

Denmark	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Finland	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Indonesia	09/26/08	10/06/08	10
	09/29/08	10/07/08	8
	09/30/08	10/08/07	8

Japan	12/26/08	01/05/09	10
	12/29/08	01/06/09	8
	12/30/08	01/07/09	8

Mexico	03/14/08	03/24/08	10

Norway	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Philippines	12/24/08	01/02/09	9

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period

Russia*	12/26/07	01/08/08	13
	12/27/07	01/09/08	13
	12/28/07	01/10/08	13

Sweden	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Turkey	12/04/08	12/12/08	8
	12/05/08	12/15/08	10

Venezuela	03/14/08	03/24/08	10
	03/17/08	03/25/08	8
	03/18/08	03/26/08	8

* Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T+3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.

          The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

          The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus entitled “Shareholder Information—Determination of NAV.”

          The NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the relevant Exchange (ordinarily 4:00 p.m., New York time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

          The value of the portfolio securities of each of the Market Vectors—Agribusiness ETF, Market Vectors—Coal ETF, Market Vectors—Gaming ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Nuclear Energy ETF and Market Vectors—Russia ETF is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, a Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s respective Index. This may adversely affect a Fund’s ability to track its respective Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

          In computing each Fund’s NAV, the Fund’s securities holdings are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use the security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Distributions.”

General Policies

          Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to improve its Index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

          Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

          No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the

Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

CONTROL PERSONS

          The following table sets forth the name, address and percentage of ownership of each shareholder who is known by the Trust to own, of record or beneficially, 5% or more of the outstanding equity securities of each Fund as of April 1, 2008:

Market Vectors—Agribusiness ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Bank of New York One Wall Street New York NY 10286	14.29%
Brown Brothers Harriman Co 140 Broadway New York NY10005-1101	11.08%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	9.68%
Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	7.24%
First Clearing LLC 901 East Byrd St 15th Fl Richmond VA 23219	6.45%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	5.66%

Market Vectors—Coal ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	15.36%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	11.25%
Bank of New York One Wall Street New York NY 10286	11.14%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	7.12%
Citigroup Inc 399 Park Avenue New York NY 10043	6.57%
UBS Financial Services Inc 1285 Avenue of the Americas New York NY 10019	6.44%
TD Ameritrade Inc 1005 N Ameritrade Place Bellevue NE 68005	5.29%

Market Vectors—Environmental Services ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	20.51%
Bank of New York One Wall Street New York NY 10286	10.91%
Citigroup Inc 399 Park Avenue New York NY 10043	8.72%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	7.89%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	7.30%
Timber Hill LLC One Pickwick Plaza Greenwich CT 06830	7.12%
TD Ameritrade Inc 1005 N Ameritrade Place Bellevue NE 68005	5.71%
Swiss American Securities Inc 1001 Pennsylvania Avenue N Suite 800 Washington DC 20004-2505	5.05%

Market Vectors—Gaming ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Goldman Sachs Co 85 Broad Street New York NY 10004	51.82%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	11.91%
Bank of New York One Wall Street New York NY 10286	8.09%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	5.03%

Market Vectors—Global Alternative Energy ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	11.85%
Bank of New York One Wall Street New York NY 10286	11.02%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	7.74%
Citigroup Inc 399 Park Avenue New York NY 10043	7.42%
Brown Brothers Harriman Co 140 Broadway New York NY 10005-1101	7.20%
Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	6.13%

Market Vectors—Gold Miners ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Bank of New York One Wall Street New York NY 10286	13.72%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	8.93%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	8.90%
Brown Brothers Harriman Co 140 Broadway New York NY 10005-1101	7.93%
Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	7.49%
Goldman Sachs Co 85 Broad Street New York NY 10004	6.21%

Market Vectors—Nuclear Energy ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Citigroup Inc 399 Park Avenue New York NY 10043	12.35%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	9.53%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	8.96%
Bank of New York One Wall Street New York NY 10286	8.05%
Brown Brothers Harriman Co 140 Broadway New York NY 10005-1101	7.11%
Swiss American Securities Inc 1001 Pennsylvania Avenue N Suite 800 Washington DC 20004-2505	6.27%
TD Ameritrade Inc 1005 N Ameritrade Place Bellevue NE 68005	5.61%
Bank of America Corp Bank of America Corporate Center 100 N Tryon St Charlotte NC 28255	5.05%

Market Vectors—Russia ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

Bank of New York One Wall Street New York NY 10286	24.84%
Brown Brothers Harriman Co 140 Broadway New York NY 10005-1101	11.02%
Citigroup Inc 399 Park Avenue New York NY 10043	8.90%
National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	8.68%
State Street Corporation State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	5.43%

Market Vectors—Steel ETF

Name and Address of Beneficial Owner	Percentage of Class of Fund Owned

National Financial Services LLC 200 Liberty Street - NY4F New York NY 10281	17.87%
Bank of New York One Wall Street New York NY 10286	12.98%
Charles Schwab Co Inc 120 Kearny Street Ms:Sf120kny-12-345 San Francisco CA 94104	11.41%
Citigroup Inc 399 Park Avenue New York NY 10043	7.16%
Merrill Lynch Co Inc 4 World Financial Ctr New York NY 10080	6.96%
TD Ameritrade Inc 1005 N Ameritrade Place Bellevue NE 68005	6.13%

TAXES

          The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Tax Matters.”

          Each Fund intends to qualify for and to elect treatment as a RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.

          Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such years. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

          As a result of U.S. federal income tax requirements, the Trust on behalf of the Funds, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Funds would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.”

          Dividends and interest received by a Fund from a non-U.S. investment may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

          Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Certain ordinary dividends paid to non-corporate shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains.

          In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011.

          Special tax rules may change the normal treatment of gains and losses recognized by a Fund if the Fund invests in forward foreign currency exchange contracts, structured notes, swaps, options, futures transactions, and non-U.S. corporations classified as “passive foreign investment companies.” Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss and may accelerate when the Fund has to take these items into account for tax purposes.

          Gain or loss on the sale or redemption of Fund Shares is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Shares.

          A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes.

          Each Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, a Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that a Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level.

          Distributions reinvested in additional Fund Shares through the means of the service (see “Dividend Reinvestment Service”) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash. If more than 50% of a Fund’s assets are invested in foreign securities at the end of any fiscal year, the Fund may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Fund.

          Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax. A RIC may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A RIC may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions discussed above relating to dividends to foreign persons apply to dividends with respect to taxable years beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the rules discussed above. Distributions attributable to gains from “U.S. real property interests,” including gains from the disposition of certain U.S. real property holding corporations, will generally be subject to federal withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. A U.S. real property holding corporation is any corporation the fair market value of whose U.S. real property interests equals or exceeds 50% of the sum of the fair market value of its overall real property interests and any other of its assets which are used or held for use in a trade or business.

          Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a credit against shareholders’ U.S. federal income tax liabilities, and may entitle them to a refund, provided that the required information is timely furnished to the Internal Revenue Service.

          The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Reportable Transactions

          Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC that engaged in a reportable transaction are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CAPITAL STOCK AND SHAREHOLDER REPORTS

          The Trust currently is comprised of 21 investment funds. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional funds of the Trust.

          Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

          Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

          Under Delaware law, shareholders of a statutory trust may have similar limitation liabilities as shareholders of a corporation.

          The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust’s distributions.

          Shareholder inquiries may be made by writing to the Trust, c/o Van Eck Associates Corporation, 99 Park Avenue, 8th Floor, New York, New York 10016.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Trust and has passed upon the validity of each Fund’s Shares.

          Ernst & Young LLP, 5 Times Square, New York, New York 10036, is the Trust’s independent registered public accounting firm and audits the Funds’ financial statements and performs other related audit services.

APPENDIX A

VAN ECK GLOBAL PROXY VOTING POLICIES

INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

PROXY VOTING POLICIES AND PROCEDURES

Resolving Material Conflicts Of Interest

•

A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

•	Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used);

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

Reasonable Research Efforts

When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

Voting Client Proxies

•

The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to a foreign country to vote the security in person).

• The portfolio manager or analyst covering the security is responsible for making voting decisions.

• Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

Client Inquiries

All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to Portfolio Administration.

DISCLOSURE TO CLIENTS

•	Notification of Availability of Information Client Brochure.

The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually.

The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

•	Availability of Proxy Voting Information at the client’s request or if the information is not available on VEAC’s website, a hard copy of the account’s proxy votes will be mailed to each client.

Recordkeeping Requirements

•	VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

–	proxy statements received;

–	identifying number for the portfolio security;

–	shareholder meeting date;

–	brief identification of the matter voted on;

–	whether the vote was cast on the matter and how the vote was cast;

–	how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

–	records of written client requests for information on how VEAC voted proxies on behalf of the client;

–	a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and

–	any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

•

Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

•

If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

•

Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

Proxy Voting Guidelines

I.	General Information

Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II.	Officers and Directors

A. The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

	•	long-term corporate performance record relative to a market index;

	•	composition of board and key board committees;

	•	nominee’s investment in the company;

	•	whether a retired CEO sits on the board; and

	•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

	•	corporate governance provisions and takeover activity;

	•	board decisions regarding executive pay;

	•	director compensation;

	•	number of other board seats held by nominee; and

	•	interlocking directorships.

B. Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D. Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director’s legal expenses would be covered.

G. Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

• long-term financial performance of the target company relative to its industry;

• management’s track record;

• background to the proxy contest;

• qualifications of director nominees (both slates);

• evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

• stock ownership positions.

H. Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I. Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III.	Proxy Contests

A. Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Auditors

B. Ratifying Auditors

Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

A. Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

B. Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C. Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

D. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

E. Fair Price Provision

Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested Shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F. Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

G. Unequal Voting Rights

Vote against dual class exchange offers.

Vote against dual class recapitalizations.

H. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

I. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

J. White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

K. Confidential Voting

Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

L. Equal Access

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

M. Bundled Proposals

Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

N. Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

A. Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of Shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess Shares is presented by the company.

B. Stock Distributions: Splits and Dividends

Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued Shares of more than 100% after giving effect to the Shares needed for the split.

C. Reverse Stock Splits

Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued Shares of more than 100% after giving effect to the Shares needed for the reverse split.

D. Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred Shares.

E. Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those Shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F. Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

G. Preemptive Rights

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H. Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred Shares and to issue Shares as part of a debt restructuring plan. We consider the following issues:

• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

• Change In Control - Will the transaction result in a change in control of the company?

• Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

A. Amendments That Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

B. Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

C. Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

D. Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase Shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

E. Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

F. Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

G. Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

H. Employee Stock Ownership Plans (ESOPS)

Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized Shares for existing ESOPs, except in cases when the number of Shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding Shares).

I. 401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State Of Incorporation

A. Voting on State Takeover Statutes

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

• anticipated financial and operating benefits;

• offer price (cost vs. premium);

• prospects of the combined companies;

• how the deal was negotiated; and

• changes in corporate governance and their impact on shareholder rights.

B. Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

C. Spin-Offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

D. Asset Sales

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

XI.	Mutual Fund Proxies

A. Election of Trustees

Vote on trustee nominees on a case-by-case basis.

B. Investment Advisory Agreement

Vote on investment advisory agreements on a case-by-case basis.

C. Fundamental Investment Restrictions

Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

D. Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

XII.	Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

• whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

• the percentage of sales, assets and earnings affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company—specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	whether the subject of the proposal is best left to the discretion of the board.

MARKET VECTORS ETF TRUST
STATEMENT OF ADDITIONAL INFORMATION

Dated April 21, 2008, as amended June 18, 2008

          This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the Prospectus dated April 21, 2008 (the “Prospectus”) for the Market Vectors ETF Trust (the “Trust”), relating to Market Vectors—Solar Energy ETF (the “Fund”), as it may be revised from time to time. A copy of the Prospectus for the Trust, relating to the Fund, may be obtained without charge by writing to the Trust or the Distributor. The Trust’s address is 99 Park Avenue, 8th Floor, New York, New York 10016. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

i

          The information contained herein regarding the Ardour Solar Energy IndexSM (the “Index”) was provided by Ardour Global Indexes LLC, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

          THE “ARDOUR GLOBAL INDEXES, LLCSM” AND “ARDOUR SOLAR ENERGY INDEXSM,” ARE SERVICE MARKS OF ARDOUR GLOBAL INDEXES, LLC AND HAVE BEEN LICENSED FOR USE BY THE LICENSEE. THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARDOUR GLOBAL INDEXES, LLC AND ARDOUR GLOBAL INDEXES, LLC MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF.

          THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARDOUR GLOBAL INDEXES, LLC (“LICENSOR”). LICENSOR MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF PARTICULARLY OR THE ABILITY OF ARDOUR SOLAR ENERGY INDEXSM TO TRACK THE PERFORMANCE OF THE PHYSICAL COMMODITIES MARKET. LICENSOR’S ONLY RELATIONSHIP TO VAN ECK ASSOCIATES CORPORATION (“LICENSEE”) IS THE LICENSING OF CERTAIN SERVICE MARKS AND TRADE NAMES OF LICENSOR AND OF THE ARDOUR SOLAR ENERGY INDEXSM THAT IS DETERMINED, COMPOSED AND CALCULATED BY LICENSOR WITHOUT REGARD TO THE LICENSEE OR THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF. LICENSOR HAS NO OBLIGATION TO TAKE THE NEEDS OF THE LICENSEE OR THE OWNERS OF THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE ARDOUR SOLAR ENERGY INDEXSM. LICENSOR IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF TO BE USED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF IS TO BE CONVERTED INTO CASH. LICENSOR HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF.

          LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ARDOUR SOLAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ARDOUR SOLAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ARDOUR SOLAR ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

          THE ARDOUR SOLAR ENERGY INDEXSM IS CALCULATED BY DOW JONES INDEXES, A BUSINESS UNIT OF DOW JONES & COMPANY, INC. (“DOW JONES”). THE SHARES OF MARKET VECTORS–SOLAR ENERGY ETF BASED ON THE ARDOUR SOLAR ENERGY INDEXSM ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY DOW JONES INDEXES, AND DOW JONES INDEXES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN SUCH HARES OF MARKET VECTORS–SOLAR ENERGY ETF.

          DOW JONES, ITS AFFILIATES, SOURCES AND DISTRIBUTION AGENTS (COLLECTIVELY, THE “INDEX CALCULATION AGENT”) SHALL NOT BE LIABLE TO MARKET VECTORS–SOLAR ENERGY ETF, ANY CUSTOMER OR ANY THIRD PARTY FOR ANY LOSS OR DAMAGE, DIRECT, INDIRECT OR CONSEQUENTIAL, ARISING FROM (I) ANY INACCURACY OR INCOMPLETENESS IN, OR DELAYS, INTERRUPTIONS, ERRORS OR OMISSIONS IN THE DELIVERY OF THE ARDOUR SOLAR ENERGY INDEXSM OR ANY DATA RELATED THERETO (THE “INDEX DATA”) OR (II) ANY DECISION MADE OR ACTION TAKEN BY MARKET VECTORS–SOLAR ENERGY ETF, ANY CUSTOMER OR THIRD PARTY IN RELIANCE UPON THE INDEX DATA. THE INDEX CALCULATION AGENT DOES NOT MAKE ANY WARRANTIES, EXPRESS OR IMPLIED, TO MARKET VECTORS–SOLAR ENERGY ETF, ANY OF ITS CUSTOMERS OR ANY ONE ELSE REGARDING THE INDEX DATA, INCLUDING, WITHOUT LIMITATION, ANY WARRANTIES WITH RESPECT TO THE TIMELINESS, SEQUENCE, ACCURACY, COMPLETENESS, CURRENTNESS, MERCHANTABILITY, QUALITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY WARRANTIES AS TO THE RESULTS TO BE OBTAINED BY MARKET VECTORS–SOLAR ENERGY ETF, ANY OF ITS CUSTOMERS OR OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX DATA. THE INDEX CALCULATION AGENT SHALL NOT BE LIABLE TO MARKET VECTORS–SOLAR ENERGY ETF, ITS CUSTOMERS OR OTHER THIRD PARTIES FOR LOSS OF BUSINESS REVENUES, LOST PROFITS OR ANY INDIRECT, CONSEQUENTIAL, SPECIAL OR SIMILAR DAMAGES WHATSOEVER, WHETHER IN CONTRACT, TORT OR OTHERWISE, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH DAMAGES.

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GENERAL DESCRIPTION OF THE TRUST

          The Trust is an open-end management investment company. The Trust currently consists of 21 investment portfolios. This SAI relates to one investment portfolio, Market Vectors—Solar Energy ETF (the “Fund”). The Fund invests in common stocks and depositary receipts consisting of some or all of the component securities of the Fund’s benchmark Index. The Trust was organized as a Delaware statutory trust on March 15, 2001. The shares of the Fund are referred to herein as “Shares.”

          The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), usually in exchange for a basket of Deposit Securities (together with the deposit of a specified cash payment). The Shares of Market Vectors—Solar Energy ETF are expected to be approved for listing, subject to notice of issuance, on the American Stock Exchange (the “AMEX” or the “Exchange”), and will trade in the secondary market at market prices. Those prices may differ from the Shares’ NAV. Similarly, Shares are also redeemable by the Fund only in Creation Units, and generally in exchange for specified securities held by the Fund and a specified cash payment. A Creation Unit consists of 50,000 Shares of the Fund.

          The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares (subject to applicable legal requirements). In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses in the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the ”SEC”) applicable to management investment companies offering redeemable securities.

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INVESTMENT POLICIES AND RESTRICTIONS

Repurchase Agreements

          The Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

          In these repurchase agreement transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement and are held by the Trust’s custodian bank until repurchased. In addition, the Trust’s Board of Trustees (“Board” or “Trustees”) monitors the Fund’s repurchase agreement transactions generally and has established guidelines and standards for review of the creditworthiness of any bank, broker or dealer counterparty to a repurchase agreement with the Fund. No more than an aggregate of 15% of the Fund’s net assets will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

          The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Trust’s management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

Futures Contracts, Options, Swap Agreements and Currency Forwards

          The Fund may utilize futures contracts, options, swap agreements and currency forwards. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts and options on futures contracts based on other indexes or combinations of indexes that the Adviser (defined herein) believes to be representative of the Fund’s benchmark Index.

          Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an

4

identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

          Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

          After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

          Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

          The Fund may use futures contracts and options thereon, together with positions in cash and money market instruments, to simulate full investment in the Fund’s Index. Liquid futures contracts are not currently available for the benchmark Index of the Fund. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Index components or a subset of the components.

Restrictions on the Use of Futures and Options

          Except as otherwise specified in the Fund’s Prospectus or this SAI, there are no limitations on the extent to which the Fund may engage in transactions involving futures and options thereon. The Fund will take steps to prevent its futures positions from “leveraging” its securities holdings. When the Fund has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When the Fund has a short futures position as part of a complex stock replication strategy, the Fund will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Swap Agreements

          Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

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Future Developments

          The Fund may take advantage of opportunities in the area of options, futures contracts, options on futures contracts, options on the Fund, warrants, swaps and any other investments which are not presently contemplated for use or which are not currently available, but which may be developed, to the extent such investments are considered suitable for the Fund by the Adviser.

Investment Restrictions

          The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a majority of the outstanding voting securities of the Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.

The Fund may not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies;

2.	The Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	The Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.

The Fund may not purchase a security (other than obligations of the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of its total assets would be invested in a single issuer;

5.

The Fund may not purchase or sell real estate, except that the Fund may (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

6.

The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

7.

The Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; or

6

8.

The Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, except that the Fund may invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries if the Index that the Fund replicates concentrates in an industry or group of industries. This limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. The Fund will not:

1.

Invest in securities which are “illiquid” securities, including repurchase agreements maturing in more than seven days and options traded over-the-counter, if the result is that more than 15% of the Fund’s net assets would be invested in such securities.

2.	Mortgage, pledge or otherwise encumber its assets, except to secure borrowing effected in accordance with the fundamental restriction on borrowing set forth below.

3.	Make short sales of securities.

4.

Purchase any security on margin, except for such short-term loans as are necessary for clearance of securities transactions. The deposit or payment by the Fund or initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

5.

Participate in a joint or joint-and-several basis in any trading account in securities, although transactions for the Fund and any other account under common or affiliated management may be combined or allocated between the Fund and such account.

6.

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be continuously complied with.

          As long as the aforementioned investment restrictions are complied with, the Fund may invest its remaining assets in money market instruments or funds which reinvest exclusively in money market instruments, in stocks that are in the relevant market but not the index, and/or in combinations of certain stock index futures contracts, options on such futures contracts, stock options, stock index options, options on the Shares, and stock index swaps and swaptions, each with a view towards providing each Fund with exposure to the securities in its benchmark Index. These investments may be made to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions of Creation Units. The Fund also will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

7

SPECIAL CONSIDERATIONS AND RISKS

          A discussion of the risks associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Market Vectors—Solar Energy ETF—Principal Risks of Investing in the Fund” and “Additional Risks of Investing in the Fund.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General

          Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

          An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

          Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

          Although most of the securities in the Fund’s Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

          The Fund is not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by the Fund unless the securities of such issuer are removed from its Index.

          An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of its Index due to the temporary unavailability of certain Index securities in the secondary market or due

8

to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

          Shares are subject to the risk of an investment in a portfolio of equity securities in an economic sector in which the Index is highly concentrated. In addition, because it is the policy of the Fund to generally invest in the securities that comprise its Index, the portfolio of securities held by such Fund (“Fund Securities”) also will be concentrated in that industry.

Futures and Options Transactions

          Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts they have sold.

          The Fund will seek to minimize the risk that they will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

          The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what it would have incurred through direct investment in stocks.

          Utilization of futures transactions by the Fund involves the risk of imperfect or even negative correlation to the Fund’s benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option.

          Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

9

Swaps

          The use of swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delay.

U.S. Federal Tax Treatment of Futures Contracts

          The Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

          In order for the Fund to continue to qualify for U.S. federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

          The Fund distributes to shareholders annually any net capital gains which have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

Continuous Offering

          The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

          For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

          Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect

10

of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the relevant Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

11

EXCHANGE LISTING AND TRADING

          A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Fund’s Prospectus under the headings “Market Vectors—Solar Energy ETF—Principal Risks of Investing in the Fund,” “Shareholder Information—Determination of NAV” and “Shareholder Information—Buying and Selling Exchange-Traded Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Fund’s Prospectus.

          The Shares of Market Vectors—Solar Energy ETF will be traded, subject to notice of issuance, in the secondary market at prices that may differ to some degree from their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

          The Exchange may but is not required to remove the Shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (2) the value of the Fund’s underlying Index or portfolio of securities on which the Fund is based is no longer calculated or available or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust.

          As in the case of other securities traded on the Exchanges, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

          In order to provide investors with a basis to gauge whether the market price of the Shares on the Exchange are approximately consistent with the current value of the assets of the Fund on a per Share basis, an updated Indicative Per Share Portfolio Value is disseminated intra-day through the facilities of the Consolidated Tape Association’s Network B. Indicative Per Share Portfolio Values are disseminated every 15 seconds during regular Exchange trading hours based on the most recently reported prices of Fund Securities. As the respective international local markets close, the Indicative Per Share Portfolio Value will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The Fund is not involved in or responsible for the calculation or dissemination of the Indicative Per Share Portfolio Value and make no warranty as to the accuracy of the Indicative Per Share Portfolio Value.

          The Indicative Per Share Portfolio Value has an equity securities value component and a net other assets value component, each of which are summed and divided by the total estimated Fund Shares outstanding, including Shares expected to be issued by each Fund on that day, to arrive at an Indicative Per Share Portfolio Value.

          The equity securities value component of the Indicative Per Share Portfolio Value represents the estimated value of the portfolio securities held by the Fund on a given day. While the equity securities value component estimates the current market value of the Fund’s portfolio securities, it does not necessarily reflect the precise composition or market value of the current portfolio of securities held by the Trust for the Fund at a particular point in time. Therefore, the Indicative Per Share Portfolio Value disseminated during Exchange trading hours should be viewed only as an estimate of a Fund’s NAV per share, which is calculated at the close of the regular trading session on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., New York time) on each day Business Day.

          In addition to the equity securities value component described in the preceding paragraph, the Indicative Per Share Portfolio Value for the Fund includes a net other assets value component consisting

12

of estimates of all other assets and liabilities of the Fund including, among others, current day estimates of dividend income and expense accruals.

13

BOARD OF TRUSTEES OF THE TRUST

Trustees and Officers of the Trust

          The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of four Trustees.

Independent Trustees

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee

David H. Chow, 50*	Trustee	Since 2006	Vice-Chairman and Chief Investment Officer, Torch Hill Investment Partners LLC (private equity firm), July 2007 to present; Managing Partner, Lithos Capital Partners LLC (private equity firm), January 2006 to June 2007; Managing Director, DanCourt Management LLC (strategy consulting firm), March 1999 to present.	21	None.

R. Alastair Short, 54*	Trustee	Since 2006	Vice Chairman, W.P. Stewart & Co., Ltd. (asset management firm), September 2007 to present; Managing Director, The GlenRock Group, LLC (private equity investment firm), May 2004 to September 2007; President, Apex Capital Corporation (personal investment vehicle), January 1988 to present; President, Matrix Global Investments, Inc. and predecessor company (private investment company), September 1995 to January 1999.	30	Director, Kenyon review; Director, The Medici Archive Project.

Richard D. Stamberger, 48*	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc.	30	None.

[1]	The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and the Trust.

*	Member of the Audit Committee.

14

Interested Trustees

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held Outside the Fund Complex:

Jan F. van Eck,[4] 44	Trustee	Since 2006	Director and Executive Vice President, Van Eck Associates Corporation; Director, Executive Vice President and Chief Compliance Officer, Van Eck Securities Corporation; Director and President, Van Eck Absolute Return Advisers Corp.	21	Director, Greylock Capital Associates LLC.

[1]	The address for each Trustee and officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

[3]	The Fund Complex consists of the Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and the Trust.

[4]	“Interested person” of the Fund within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser.

Officer Information

          The Officers of the Trust, their addresses, positions with the Fund, ages and principal occupations during the past five years are set forth below.

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years

Charles T. Cameron, 48	Vice President	Since 1996	Director of Trading and Portfolio Manager for the Adviser; Officer of three other investment companies advised by the Adviser.

Keith J Carlson, 51	Chief Executive Officer and President	Since 2004

President of the Adviser and Van Eck Securities Corporation (“VESC”); Private Investor (June 2003-January 2004); Independent Consultant, Waddell & Reed, Inc. (December 2002-May 2003); Officer of three other investment companies advised by the Adviser.

Susan C. Lashley, 53	Vice President	Since 1998	Vice President of the Adviser and VESC; Officer of three other investment companies advised by the Adviser.

15

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years

Thomas K. Lynch, 51	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the Adviser and Van Eck Absolute Return Advisers Corporation (“VEARA”) (Since January 2007); Vice President of the Adviser and VEARA; Treasurer and Officer of three other investment companies advised by the Adviser (April 2005-December 2006); Second Vice President of Investment Reporting, TIAA-CREF (January 1996-April 2005).

Joseph J. McBrien, 59	Senior Vice President, Secretary and Chief Legal Officer	Since 2005

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (Since December 2005); Managing Director, Chatsworth Securities LLC (March 2001-November 2005); Officer of three other investment companies advised by the Adviser..

Alfred J. Ratcliffe, 60	Vice President and Treasurer	Since 2006

Vice President of the Adviser (Since 2006); Vice President and Director of Mutual Fund Accounting and Administration, PFPC (March 2000-November 2006); Officer of three other investment companies advised by the Adviser.

Jonathan R. Simon, 33	Vice President and Assistant Secretary	Since 2006

Vice President and Associate General Counsel of the Adviser (Since 2006); Vice President and Assistant Secretary of VEARA and VESC (Since 2006); Associate, Schulte Roth & Zabel (July 2004-July 2006); Associate, Carter Ledyard & Milburn LLP (September 2001-July 2004); Officer of three other investment companies advised by the Adviser.

Bruce J. Smith, 53	Senior Vice President and Chief Financial Officer	Since 1985

Senior Vice President and Chief Financial Officer of the Adviser; Senior Vice President, Chief Financial Officer, Treasurer and Controller of VESC and VEARA; Officer of three other investment companies advised by the Adviser.

Derek S. van Eck(3), 43	Executive Vice President	Since 2004	Director and Executive Vice President of the Adviser, VESC and VEARA; Director of Greylock Capital Associates LLC; Officer of three other investment companies advised by the Adviser.

16

Name, Address[1] and Age	Position(s) Held with Fund	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years

Jan F. van Eck(3), 44	Executive Vice President	Since 2005

Director and Executive Vice President of the Adviser; Director, Executive Vice President and Chief Compliance Officer of VESC; Director and President of VEARA; Director of Greylock Capital Associates LLC; Trustee of Market Vectors ETF Trust; Officer of three other investment companies advised by the Adviser.

[1]	The address for each Officer is 99 Park Avenue, 8th Floor, New York, New York 10016.

[2]	Officers are elected yearly by the Trustees.

[3]	Messrs. Jan F. van Eck and Derek S. van Eck are brothers.

          The Board of the Trust met six times during the fiscal year ended December 31, 2007.

          The Board has an Audit Committee, consisting of three Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (an “Independent Trustee”). Messrs. Chow, Short and Stamberger currently serve as members of the Audit Committee and each has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Mr. Short is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Audit Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee met two times during the fiscal year ended December 31, 2007.

          The Board also has a Nominating and Corporate Governance Committee consisting of three Independent Trustees. Messrs. Chow, Short and Stamberger currently serve as members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee has the responsibility, among other things, to: (i) evaluate, as necessary, the composition of the Board, its committees and sub-committees and make such recommendations to the Board as deemed appropriate by the Committee, (ii) review and define Independent Trustee qualifications, (iii) review the qualifications of individuals serving as Trustees on the Board and its committees, (iv) develop corporate governance guidelines for the Trust and the Board, (v) evaluate, recommend and nominate qualified individuals for election or appointment as members of the Board and recommend the appointment of members and chairs of each Board committee and subcommittee and (vi) review and assess, from time to time, the performance of the committees and subcommittees of the Board and report results to the Board. The Nominating and Corporate Governance Committee met two times during the fiscal year ended December 31, 2007.

17

          The officers and Trustees of the Trust, in the aggregate, own less than 1% of the Shares of the Fund.

          For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name Of Trustee	Dollar Range of Equity Securities in Market Vectors ETF Trust (As of December 31, 2007)	Aggregate Dollar Range Of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (As of December 31, 2007)

David H. Chow	$50,001 – $100,000	$50,001 – $100,000
R. Alastair Short	None	$10,001 – $50,000
Richard D. Stamberger	$10,001 – $50,000	Over $100,000
Jan F. van Eck	$10,001 – $50,000	Over $100,000

          As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment manager or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the investment manager or principal underwriter of the Fund.

Remuneration of Trustees

          The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings. The Trust pays the Chairman of the Board an annual retainer of $10,000 and each Trustee who acts as chairman of a committee an annual retainer of $5,000. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. No pension or retirement benefits are accrued as part of Trustee compensation.

          The table below shows the estimated compensation that is contemplated to be paid to the Trustees by the Trust for the fiscal year ended December 31, 2008. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Name of Trustee	Aggregate Compensation From the Trust	Deferred Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses(2)	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and the Fund Complex(1) Paid to Trustee(2)

David H. Chow	$0	$47,121	N/A	N/A	$47,121
R. Alastair Short	$40,000	$0	N/A	N/A	$90,500
Richard D. Stamberger	$26,250	$10,024	N/A	N/A	$101,994
Jan F. van Eck(3)	$0	$0	N/A	N/A	$0

(1)	The “Fund Complex” consists of Van Eck Funds, Van Eck Funds, Inc., Van Eck Worldwide Insurance Trust and the Trust.

(2)	Because the funds of the Trust have different fiscal year ends, the amounts shown are presented on a calendar year basis.

(3)	“Interested person” under the 1940 Act.

18

PORTFOLIO HOLDINGS DISCLOSURE

          The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Shares, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

          The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Fund’s Form N-Q will be available through the Fund’s website, at www.vaneck.com or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016.

CODE OF ETHICS

          The Fund, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, designed to monitor personal securities transactions by their personnel (the “Personnel”). The Code of Ethics requires that all trading in securities that are being purchased or sold, or are being considered for purchase or sale, by the Fund must be approved in advance by the Head of Trading, the Director of Research and the Chief Compliance Officer of the Adviser. Approval will be granted if the security has not been purchased or sold or recommended for purchase or sale for the Fund within seven days, or otherwise if it is determined that the personal trading activity will not have a negative or appreciable impact on the price or market of the security, or is of such a nature that it does not present the dangers or potential for abuses that are likely to result in harm or detriment to the Fund. At the end of each calendar quarter, all Personnel must file a report of all transactions entered into during the quarter. These reports are reviewed by a senior officer of the Adviser.

          Generally, all Personnel must obtain approval prior to conducting any transaction in securities. Independent Trustees, however, are not required to obtain prior approval of personal securities transactions. Personnel may purchase securities in an initial public offering or private placement, provided that he or she obtains preclearance of the purchase and makes certain representations.

PROXY VOTING POLICIES AND PROCEDURES

          The Fund’s proxy voting record will be available upon request and on the SEC’s website at http://www.sec.gov. Proxies for the Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

          The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund will be available through the Fund’s website, at www.vaneck.com, or by writing to 99 Park Avenue, 8th Floor, New York, New York 10016. The Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

19

MANAGEMENT

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

The Investment Manager

          Van Eck Associates Corporation (the “Adviser”) acts as investment manager to the Trust and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Fund. The Adviser is a private company with headquarters in New York and manages other mutual funds and separate accounts.

          The Adviser serves as investment manager to the Fund pursuant to the Investment Management Agreement between the Trust and the Adviser. Under the Investment Management Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages the investment of the Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

          Pursuant to the Investment Management Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

          Compensation. As compensation for its services under the Investment Management Agreement, the Adviser is paid a monthly fee based on a percentage of each Fund’s average daily net assets at the annual rate of 0.50%. From time to time, the Adviser may waive all or a portion of its fees. Until at least May 1, 2009, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.65% of average daily net assets per year. The offering costs excluded from the expense caps are: (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.

          Term. The Investment Management Agreement continues in effect until the next in-person meeting of the Board, which is expected to be held on or before June 30, 2008. Thereafter, the Investment Management Agreement is subject to annual approval by (1) the Board or (2) a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty, on 60 days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. The Investment Management Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          Legal Investigations and Proceedings. In July 2004, Van Eck Associates Corporation (“VEAC”) received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed VEAC that the SEC staff was considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against VEAC and two of its senior officers. Under SEC procedures, VEAC has an opportunity to respond to the SEC staff before the staff makes a formal recommendation. The time period for VEAC’s

20

response has been extended until further notice from the SEC and, to the best knowledge of VEAC, no formal recommendation has been made to the SEC to date. There cannot be any assurance that, if the SEC were to assess sanctions against VEAC, such sanctions would not materially and adversely affect VEAC. If it is determined that VEAC or its affiliates engaged in improper or wrongful activity that caused a loss to the Van Eck Funds or the Van Eck Worldwide Insurance Trust, the Board of Trustees of the Van Eck Funds and the Van Eck Worldwide Insurance Trust will determine the amount of restitution that should be made to such fund or its shareholders. At the present time, the amount of such restitution, if any, has not been determined. The Board and VEAC are currently working to resolve outstanding issues relating to these matters.

The Administrator

          Van Eck Associates Corporation also serves as administrator for the Trust pursuant to the Investment Management Agreement. Under the Investment Management Agreement, the Adviser is obligated on a continuous basis to provide such administrative services as the Board of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. The Adviser will generally assist in all aspects of the Trust’s and the Fund’s operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Custodian and Transfer Agent

          The Bank of New York serves as custodian for the Fund pursuant to a Custodian Agreement. As Custodian, The Bank of New York holds the Fund’s assets. The Bank of New York serves as the Fund’s transfer agent pursuant to a Transfer Agency Agreement. The Bank of New York may be reimbursed by the Fund for its out-of-pocket expenses. In addition, The Bank of New York provides various accounting services to the Fund pursuant to a fund accounting agreement.

The Distributor

          Van Eck Securities Corporation (the “Distributor”) is the principal underwriter and distributor of Shares. Its principal address is 99 Park Avenue, New York, New York 10016 and investor information can be obtained by calling 1-888-MKT-VCTR. The Distributor has entered into an agreement with the Trust which will continue from its effective date unless terminated by either party upon 60 days’ prior written notice to the other party by the Trust and the Adviser, or by the Distributor, or until termination of the Trust or the Fund offering its Shares, and which is renewable annually thereafter (the “Distribution Agreement”), pursuant to which it distributes Shares. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of

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the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

          The Distributor may also enter into sales and investor services agreements with broker-dealers or other persons that are Participating Parties and DTC Participants (as defined below) to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services but must pay such broker-dealers or other persons, out of its own assets.

          The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Portfolio Managers

          The portfolio managers who currently share joint responsibility for the day-to-day management of the Fund’s portfolio are Hao-Hung (Peter) Liao and George Cao. Mr. Liao has been employed by the Adviser since the summer of 2004. Mr. Liao attended New York University from 2000 to 2004 where he received a Bachelor of Arts majoring in mathematics and economics. Mr. Liao also serves as investment analyst for the Worldwide Absolute Return Fund (“WARF”), a series of the Van Eck Worldwide Insurance Trust, a registered investment company, where his role includes manager review, performance attribution, changes in manager mandates and risk management, and as a portfolio manager of WARF which as of May 30, 2008, had approximately $7.8 million in assets. Mr. Cao has been employed by the Adviser since December of 2007. Prior to joining the Adviser, he served as Senior Finance Associate followed by Controller of Operations Administrations Division and Corporate Safety for United Airlines. He also served as Management Consultant to PricewaterhouseCoopers LLP as well as Financial Analyst for SAM Distribution Co. Ltd. Mr. Cao graduated from the University of International Business and Economic with a Bachelor of Arts in 1996; and from the University of Chicago in 2004 with a Master of Business Administration in Business. Messrs. Liao and Cao serve as portfolio managers of eleven Funds of the Trust, which as of May 30, 2008 had approximately $12.7 billion in assets. Other than the eleven Funds of the Trust and WARF, Messrs. Liao and Cao do not manage any other registered investment companies, pooled investment vehicles or other accounts. Because the Fund is new, Messrs. Liao and Cao will be serving as the portfolio managers of the Fund since its inception and since June of 2008, respectively.

          Although the funds in the Trust that are managed by Messrs. Liao and Cao may have different investment strategies, each has an investment objective of seeking to replicate, before fees and expenses, its respective underlying index. The Adviser does not believe that management of eleven funds of the Trust and WARF presents a material conflict of interest for Messrs. Liao and Cao or the Adviser.

Portfolio Manager Compensation

          The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and the management of the Fund. The quality of management of the Fund includes issues of replication, rebalancing, portfolio monitoring, efficient operation, among other factors. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, the Adviser and affiliates manage accounts with incentive fees.

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Portfolio Manager Share Ownership

          As of the May 1, 2008, Messrs. Kuczma and Liao did not beneficially own any Shares of the Fund.

BROKERAGE TRANSACTIONS

          When selecting brokers and dealers to handle the purchase and sale of portfolio securities, the Adviser looks for prompt execution of the order at a favorable price. Generally, the Adviser works with recognized dealers in these securities, except when a better price and execution of the order can be obtained elsewhere. The Fund will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation. The Adviser owes a duty to its clients to provide best execution on trades effected. Since the investment objective of each Fund is investment performance that corresponds to that of an Index, the Adviser does not intend to select brokers and dealers for the purpose of receiving research services in addition to a favorable price and prompt execution either from that broker or an unaffiliated third party.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is best execution.

          Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 30%. See “Market Vectors—Solar Energy ETF—Principal Investment Objective and Strategies” in the Fund’s Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

          DTC acts as securities depositary for the Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

          DTC, a limited-purpose trust company, was created to hold securities of its participants (the ”DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the Exchange and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that

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clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

          Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

          Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

          Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

          The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

          DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

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CREATION AND REDEMPTION OF CREATION UNITS

General

          The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

          A “Business Day” with respect to the Fund is any day on which the Exchanges are open for business. As of the date of the Prospectus, the Exchanges observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

          The consideration for a purchase of Creation Units generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) constituting a replication of each Fund’s benchmark Index and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date.

          The Administrator, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) as well as the Cash Component for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of each Fund until such time as the next-announced Fund Deposit composition is made available.

          The identity and number of shares of the Deposit Securities required for the Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the Fund’s benchmark Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may, among other reasons, not be available in sufficient quantity for delivery, not be permitted to be re-registered in the name of the Trust as a result of an in-kind creation order pursuant to local law or market convention or which may not be eligible for transfer through the Clearing Process (described below), or which may not be eligible for trading by a Participating Party (defined below). In light of the foregoing, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase the Deposit Securities represented by the cash in lieu amount in the secondary market (“Market Purchases”). In such cases where the Trust makes Market Purchases because a Deposit Security may not be permitted to be re-registered in the name of the Trust as a result of an in-

25

kind creation order pursuant to local law or market convention, or for other reasons, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with the Trust’s acquisition of Deposit Securities will be at the expense of the Fund and will affect the value of all Shares of the Fund but the Adviser may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Index or resulting from stock splits and other corporate actions.

          In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC (discussed below), also makes available (i) on each Business Day, the Dividend Equivalent Payment, if any, effective through and including the previous Business Day, per outstanding Shares of the Fund, and (ii) on a continuous basis throughout the day, the Indicative Per Share Portfolio Value.

Procedures for Creation of Creation Units

          To be eligible to place orders with the Distributor to create Creation Units of the Fund, an entity or person either must be (1) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process through the Continuous Net Settlement System of the NSCC; or (2) a DTC Participant (see “Book Entry Only System”); and, in either case, must have executed an agreement with the Trust and with the Distributor with respect to creations and redemptions of Creation Units outside the Clearing Process (“Participant Agreement”) (discussed below). All Creation Units of the Fund, however created, will be entered on the records of the Depository in the name of Cede & Co. for the account of a DTC Participant.

          All orders to create Creation Units must be placed in multiples of 50,000 Shares (i.e., a Creation Unit). All orders to create Creation Units, whether through the Clearing Process or outside the Clearing Process, must be received by the Distributor no later than the closing time of the regular trading session on the relevant Exchange (“Closing Time”) (ordinarily 4:00 p.m., New York time) (3:00 p.m., New York time, for “Custom Orders” (as defined below)) in each case on the date such order is placed in order for creation of Creation Units to be effected based on the NAV of the Fund as determined on such date. A “Custom Order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting, or other relevant reason. The date on which a creation order (or order to redeem as discussed below) is placed is herein referred to as the “Transmittal Date.” Orders must be transmitted by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “—Placement of Creation Orders Using Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, a Participating Party or a DTC Participant.

          Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Participating Party will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked-to-market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Participating Party to liability for any shortfall between the cost

26

to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Participating Party once the entire Fund Deposit has been properly received by the Distributor and deposited into the Trust.

          Orders to create Creation Units of the Fund shall be placed with a Participating Party or DTC Participant, as applicable, in the form required by such Participating Party or DTC Participant. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund may have to be placed by the investor’s broker through a Participating Party or a DTC Participant who has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders to create Creation Units of the Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

          Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

          Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds for domestic securities (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to either Domestic Funds or foreign funds for foreign securities (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”). In the event that a Fund includes both domestic and foreign securities, the time for submitting orders is as stated in the “Placement of Creation Orders Outside Clearing Process—Foreign Funds” and “Placement of Redemption Orders Outside Clearing Process—Foreign Funds” sections below shall operate.

Placement of Creation Orders Using Clearing Process

          Fund Deposits created through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement with the Distributor and with the Trust (as the same may be from time to time amended in accordance with its terms).

          The Participant Agreement authorizes the Distributor to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Distributor to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner by the third (3rd) Business Day) and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units of the Fund through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds

          Fund Deposits created outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor and with the Trust. A DTC Participant

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who wishes to place an order creating Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Distributor no later than 2:00 p.m., New York time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Units of the Fund outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Distributor does not receive both the requisite Deposit Securities and the Cash Component in a timely fashion on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the applicable Fund. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Placement of Creation Orders Outside Clearing Process—Foreign Funds

          A standard order must be placed by 4:00 p.m., New York time for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 10:00 a.m., New York time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a Creation Order. The Custodian will then provide such information to the appropriate custodian. For the Fund, the Custodian will cause the subcustodian of such Fund to maintain an account into which the Deposit Securities will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.

          Once the Trust has accepted a creation order, the Trust will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Distributor will then transmit a confirmation of acceptance of such order.

          Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian, the Distributor and the Adviser will be notified of such delivery and the Trust will issue and cause the delivery of the Creation Units.

Acceptance of Creation Order

          The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if, for any reason, (a) the order is not in proper form; (b) the creator or creators, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) acceptance of the

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Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Trust shall notify a prospective creator of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

          All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

          A fixed creation transaction fee of $1,000 payable to the Custodian is imposed on each creation transaction. In addition, a variable charge for cash creations or for creations outside the Clearing Process currently of up to four times the basic creation fee will be imposed. Where the Trust permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator will be assessed an additional variable charge for cash creations on the “cash in lieu” portion of its investment. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Redemption of Creation Units

          Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor, only on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. See “Market Vectors—Solar Energy ETF—Principal Risks of Investing in the Fund” in the Prospectus.

          The Administrator, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., New York time) on each day that the Exchange is open for business, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities as announced by the Administrator on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below. The redemption transaction fee of $1,000 is deducted from such redemption proceeds. Should the Fund Securities have a value greater than the NAV of the Shares

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being redeemed, a compensating cash payment to the Trust equal to the differential plus the applicable redemption fee will be required to be arranged for by or on behalf of the redeeming shareholder.

          The basic redemption transaction fees are the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust these fees from time to time based upon actual experience. An additional charge up to four times the redemption transaction fee may be charged with respect to redemptions outside of the Clearing Process. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are available) may also be imposed. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders Using Clearing Process

          Orders to redeem Creation Units of the Fund through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement with the Distributor and with the Trust (as the case may be from time to time amended in accordance with its terms). An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than 4:00 p.m., New York time (3:00 p.m., New York time, for Custom Orders for Domestic Funds and 10:00 a.m., New York time, for Foreign Funds) on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the applicable Fund as next determined. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., New York time, will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received, and the applicable cash payment.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds

          Orders to redeem Creation Units of the Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement with the Distributor and with the Trust. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units of the Fund will instead be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units of the Fund outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 4:00 p.m., New York time (3:00 p.m., New York time, for Custom Orders) on such Transmittal Date; (ii) such order is preceded or accompanied by the requisite number of Shares of Creation Units specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m., New York time, on such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

          After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities (or contracts to purchase such Fund Securities) which are expected to be delivered within three Business Days and the cash redemption payment to the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator. An additional variable redemption transaction fee of up to four times the basic transaction fee is applicable to redemptions outside the Clearing Process.

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Placement of Redemption Orders Outside Clearing Process—Foreign Funds

          A standard order for redemption must be received by 4:00 p.m., New York time for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 10:00 a.m., New York time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not they otherwise permit cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

          In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

          Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

          The holidays applicable to the Fund are listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future. The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan.1	May 1	Nov. 6
March 20	June 6	Dec. 24
March 21	July 9	Dec. 25
March 31	August 18	Dec. 31

AUSTRALIA
Jan.1	March 21	May 19	August 13
Jan.28	March 24	June 2	October 6
March 3	April 25	June 9	Nov. 4
March 10	May 5	August 4	Dec. 25

AUSTRIA
Jan.1	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26
May 1	Dec. 8	Dec. 31

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BELGIUM
Jan.1	May 2	Nov. 11
March 21	May 17	Dec. 25
March 24	July 21	Dec. 26
May 1	August 15

BRAZIL
Jan.1	March 21	July 9	Dec. 31
Jan.25	April 21	Nov. 20
Feb. 4	May 1	Dec. 24
Feb. 5	May 22	Dec. 25

CANADA
Jan.1	May 21	Sept. 3	Dec. 26
Jan.2	June 25	October 8
Feb. 19	July 2	Nov. 12
April 6	August 6	Dec. 25

CHILE
Jan.1	August 15	Dec. 25
March 21	Sept. 18	Dec. 31
May 1	Sept. 19
May 21	Dec. 8

CHINA
Jan.1	Feb. 11	May 7	October 6
Jan.21	Feb. 12	May 26	October 7
Feb. 4	Feb. 13	July 4	October 13
Feb. 5	May 1	Sept. 1	Nov. 11
Feb. 6	May 2	October 1	Nov. 27
Feb. 7	May 5	October 2	Dec. 25
Feb. 8	May 6	October 3

DENMARK
Jan.1	April 18	Dec. 24
March 20	May 1	Dec. 25
March 21	May 12	Dec. 26
March 24	June 5	Dec. 31

FINLAND
Jan.1	June 20	Dec. 31
March 21	Dec. 24
March 24	Dec. 25
May 1	Dec. 26

FRANCE
Jan.1	May 8	Dec. 25
March 21	June 14	Dec. 26
March 24	August 15
May 1	Nov. 11

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GERMANY
Jan.1	May 1	October 3	Dec. 31
Feb. 4	May 12	Dec. 24
March 21	May 22	Dec. 25
March 24	August 15	Dec. 26

GREECE
Jan.1	March 25	June 16	Dec. 26
March 10	April 25	August 15
March 21	April 28	October 28
March 24	May 1	Dec. 25

HONG KONG
Jan.1	March 24	July 1	Dec. 25
Feb. 6	April 4	Sept. 15	Dec. 26
Feb. 7	May 1	October 1	Dec. 31
Feb. 8	May 12	October 7
March 21	June 9	Dec. 24

INDONESIA
Jan.1	April 7	Sept. 29	Dec. 25
Jan.10	May 1	October 1	Dec. 26
Jan.11	May 20	October 2	Dec. 29
Feb. 7	July 28	October 3	Dec. 31
March 20	July 30	Dec. 8
March 21	August 18	Dec. 24

IRELAND
Jan.1	May 1	October 27	Dec. 29
March 17	May 5	Dec. 24
March 21	June 2	Dec. 25
March 24	August 4	Dec. 26

ITALY
Jan.1	June 2	Dec. 25
March 21	August 15	Dec. 26
April 25	Dec. 8	Dec. 31
May 1	Dec. 24

JAPAN
Jan.1	Feb. 11	July 21	Nov. 3
Jan.2	March 20	Sept. 15	Nov. 24
Jan.3	April 29	Sept. 23	Dec. 23
Jan.14	May 5	October 13	Dec. 31

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MALAYSIA
Jan.1	March 20	Sept. 1	Dec. 8
Jan.10	May 1	October 1	Dec. 25
Feb. 1	May 19	October 2	Dec. 29
Feb. 6	May 20	October 3
Feb. 7	May 30	October 27
Feb. 8	June 7	October 28

MEXICO
Jan.1	March 21	Nov. 20
Feb. 4	May 1	Dec. 12
March 17	Sept. 16	Dec. 25
March 20	Nov. 17

NETHERLANDS
Jan. 1	May 1
March 21	May 12
March 24	Dec. 25
April 30	Dec. 26

NEW ZEALAND
Jan.1	Feb. 6	June 2
Jan.2	March 21	October 27
Jan.21	March 24	Dec. 25
Jan.28	April 25	Dec. 26

NORWAY
Jan.1	May 1	Dec. 26
March 20	May 12	Dec. 31
March 21	Dec. 24
March 24	Dec. 25

PHILIPPINES
Jan.1	June 12	Dec. 25
Feb. 25	August 21	Dec. 30
March 20	October 1	Dec. 31
March 21	Dec. 24

PORTUGAL
Jan.1	April 25	June 13	Dec. 25
Feb. 5	May 1	Dec. 1	Dec. 26
March 21	May 22	Dec. 8
March 24	June 10	Dec. 24

SINGAPORE
Jan.1	May 1	October 1	Dec. 17
Feb. 7	May 19	October 27	Dec. 25
Feb. 8	May 20	October 28
March 21	August 9	Dec. 8

SOUTH AFRICA
Jan.1	May 1	Dec. 25
March 21	June 16	Dec. 26
March 24	Sept. 24
April 28	Dec. 16

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SOUTH KOREA
Jan.1	April 10	July 17	Dec. 31
Feb. 6	May 1	August 15
Feb. 7	May 5	Sept. 5
Feb. 8	May 12	October 3
April 9	June 6	Dec. 25

SPAIN
Jan.1	March 24	July 25	Dec. 26
Jan.7	May 1	August 15
March 20	May 2	Dec. 8
March 21	May 15	Dec. 25

SWEDEN
Jan.1	June 6	Dec. 26
March 21	June 20	Dec. 31
March 24	Dec. 24
May 1	Dec. 25

SWITZERLAND
Jan.1	May 1	Sept. 11	Dec. 31
Jan.2	May 12	Dec. 8
March 19	May 22	Dec. 24
March 21	August 1	Dec. 25
March 24	August 15	Dec. 26

TAIWAN
Jan. 1	Feb. 7	April 4
Feb. 4	Feb. 8	May 1
Feb. 5	Feb. 11	June 9
Feb. 6	Feb. 28	October 10

THAILAND
Jan.1	April 15	July 1	Dec. 5
Feb. 20	May 1	July 18	Dec. 10
April 7	May 5	August 12
April 14	May 20	October 23

UNITED KINGDOM
Jan.1	May 26
March 21	August 25
March 24	Dec. 25
May 5	Dec. 26

UNITED STATES
Jan.1	May 26	Nov. 11
Jan.21	July 4	Nov. 27
Feb. 18	Sept. 1	Dec. 25
March 21	October 13

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VENEZUELA
Jan.1	May 1	August 18
Feb. 4	May 5	Dec. 8
Feb. 5	May 26	Dec. 25
March 19	June 24
March 20	July 24

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008

	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period

Argentina	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

China	02/04/08	02/14/08	10
	02/05/08	02/15/08	10
	02/06/08	02/18/08	12
	04/28/08	05/08/08	10
	04/29/08	05/09/08	10
	04/30/08	05/12/08	12
	09/26/08	10/08/08	12
	09/29/08	10/09/08	10
	09/30/08	10/10/08	10

Croatia	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	01/02/09	10

Czech Republic	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	12/31/08	8

Denmark	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Finland	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Indonesia	09/26/08	10/06/08	10
	09/29/08	10/07/08	8
	09/30/08	10/08/07	8

Japan	12/26/08	01/05/09	10
	12/29/08	01/06/09	8
	12/30/08	01/07/09	8

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	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period

Mexico	03/14/08	03/24/08	10

Norway	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Philippines	12/24/08	01/02/09	9

Russia*	12/26/07	01/08/08	13
	12/27/07	01/09/08	13
	12/28/07	01/10/08	13

Sweden	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8

Turkey	12/04/08	12/12/08	8
	12/05/08	12/15/08	10

Venezuela	03/14/08	03/24/08	10
	03/17/08	03/25/08	8
	03/18/08	03/26/08	8

* Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T+3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.

          The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

          The following information supplements and should be read in conjunction with the section in the Fund’s Prospectus entitled “Shareholder Information—Determination of NAV.”

          The NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., New York time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

37

          The value of the Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. In addition, the Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV. Accordingly, the Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s benchmark Index. This may adversely affect a Fund’s ability to track its benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

          In computing the Fund’s NAV, the Fund’s securities holdings are valued based on market quotations. When market quotations are not readily available for a portfolio security the Fund must use the security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

          The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Distributions.”

General Policies

          Dividends from net investment income are declared and paid at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund to improve its Index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of the Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

          Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

38

DIVIDEND REINVESTMENT SERVICE

          No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

CONTROL PERSONS

          As of the date of this SAI, the Adviser beneficially owned all of the voting securities of the Fund.

TAXES

          The following information also supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Tax Matters.”

          The Fund intends to qualify for and to elect treatment as a RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets, among others.

          The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such years. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

          As a result of U.S. federal income tax requirements, the Trust on behalf of the Fund, has the right to reject an order for a creation of Shares if the creator (or group of creators) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creation and Redemption of Creation Units—Procedures for Creation of Creation Units.”

          Dividends and interest received by the Fund from a non-U.S. investment may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

          The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Certain ordinary dividends paid to non-corporate shareholders may qualify for taxation at a lower tax rate applicable to long-term capital gains.

          In general, a sale of Shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the Shares were held. A redemption of a shareholder’s Fund Shares is normally treated as a sale for tax purposes. Fund Shares held for a period of

39

one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses, and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011.

          Special tax rules may change the normal treatment of gains and losses recognized by the Fund if the Fund invests in forward foreign currency exchange contracts, structured notes, swaps, options, futures transactions, and non-U.S. corporations classified as “passive foreign investment companies.” Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss and may accelerate when the Fund has to take these items into account for tax purposes.

          Gain or loss on the sale or redemption of Fund Shares is measured by the difference between the amount received and the adjusted tax basis of the Shares. Shareholders should keep records of investments made (including Shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their Shares.

          A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to foreign, state and local taxes.

          The Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level.

          Distributions reinvested in additional Fund Shares through the means of the service (see “Dividend Reinvestment Service”) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash. If more than 50% of the Fund’s assets are invested in foreign securities at the end of any fiscal year, the Fund may elect to permit shareholders to take a credit or deduction on their federal income tax return for foreign taxes paid by the Fund.

          Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax. A RIC may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A RIC may also, under certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions discussed

40

above relating to dividends to foreign persons apply to dividends with respect to taxable years beginning before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences relating to the rules discussed above. Distributions attributable to gains from “U.S. real property interests,” including gains from the disposition of certain U.S. real property holding corporations, will generally be subject to federal withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a U.S. tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. A U.S. real property holding corporation is any corporation the fair market value of whose U.S. real property interests equals or exceeds 50% of the sum of the fair market value of its overall real property interests and any other of its assets which are used or held for use in a trade or business.

          Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). The backup withholding rate for individuals is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a credit against shareholders’ U.S. federal income tax liabilities, and may entitle them to a refund, provided that the required information is timely furnished to the Internal Revenue Service.

          The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Reportable Transactions

          Under promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC that engaged in a reportable transaction are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. In addition, pursuant to recently enacted legislation, significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CAPITAL STOCK AND SHAREHOLDER REPORTS

          The Trust currently is comprised of 21 investment funds. The Trust issues Shares of beneficial interest with no par value. The Board may designate additional funds of the Trust.

          Each Share issued by the Trust has a pro rata interest in the assets of the Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

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          Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

          Under Delaware law, shareholders of a statutory trust may have similar limitation liabilities as shareholders of a corporation.

          The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust’s distributions.

          Shareholder inquiries may be made by writing to the Trust, c/o Van Eck Associates Corporation, 99 Park Avenue, 8th Floor, New York, New York 10016.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Clifford Chance US LLP is counsel to the Trust and have passed upon the validity of the Fund’s Shares.

          Ernst & Young LLP serves as the Trust’s independent registered public accounting firm.

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APPENDIX A

VAN ECK GLOBAL PROXY VOTING POLICIES

INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the “Commission”) adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients’ securities. An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a “fraudulent, deceptive, or manipulative” act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

PROXY VOTING POLICIES AND PROCEDURES

Resolving Material Conflicts Of Interest

•

A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

•	Conflict Resolution. When a material conflict exists proxies will be voted in the following manner:

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used);

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or

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The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

Reasonable Research Efforts

When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts. Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

Voting Client Proxies

•

The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to a foreign country to vote the security in person).

• The portfolio manager or analyst covering the security is responsible for making voting decisions.

• Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

Client Inquiries

All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to Portfolio Administration.

DISCLOSURE TO CLIENTS

• Notification of Availability of Information Client Brochure.

          The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted. The Client Brochure or Part II of Form ADV will be mailed to each client annually.

The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

• Availability of Proxy Voting Information at the client’s request or if the information is not available on VEAC’s website, a hard copy of the account’s proxy votes will be mailed to each client.

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Recordkeeping Requirements

	•	VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

		–	proxy statements received;

		–	identifying number for the portfolio security;

		–	shareholder meeting date;

		–	brief identification of the matter voted on;

		–	whether the vote was cast on the matter and how the vote was cast;

		–	how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

		–	records of written client requests for information on how VEAC voted proxies on behalf of the client;

		–	a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and

		–	any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

•

Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained. The third party must agree in writing to provide a copy of the documents promptly upon request.

•

If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

•

Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

Proxy Voting Guidelines

I.	General Information

Generally, the Adviser will vote in accordance with the following guidelines. Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

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If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II.	Officers and Directors

A. The Board of Directors

Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

	•	long-term corporate performance record relative to a market index;

	•	composition of board and key board committees;

	•	nominee’s investment in the company;

	•	whether a retired CEO sits on the board; and

	•	whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

	•	corporate governance provisions and takeover activity;

	•	board decisions regarding executive pay;

	•	director compensation;

	•	number of other board seats held by nominee; and

	•	interlocking directorships.

B. Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D. Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

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E. Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND (2) only if the director’s legal expenses would be covered.

G. Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

•	long-term financial performance of the target company relative to its industry;

•	management’s track record;

•	background to the proxy contest;

•	qualifications of director nominees (both slates);

•	evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

•	stock ownership positions.

H. Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I. Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

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          J. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III.	Proxy Contests

A. Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV.	Auditors

B. Ratifying Auditors

Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V.	Shareholder Voting and Control Issues

A. Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting.

Generally, vote for proposals to permit cumulative voting.

          B. Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

          C. Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

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          D. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Vote on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

          E. Fair Price Provision

Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested Shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

          F. Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

          G. Unequal Voting Rights

Vote against dual class exchange offers.

Vote against dual class recapitalizations.

          H. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

          I. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          J. White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

          K. Confidential Voting

Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses

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for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

          L. Equal Access

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

          M. Bundled Proposals

Generally, vote on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

          N. Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI.	Capital Structure

          A. Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of Shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess Shares is presented by the company.

          B. Stock Distributions: Splits and Dividends

Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued Shares of more than 100% after giving effect to the Shares needed for the split.

          C. Reverse Stock Splits

Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued Shares of more than 100% after giving effect to the Shares needed for the reverse split.

          D. Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

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Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred Shares.

          E. Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those Shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

          F. Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

          G. Preemptive Rights

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

          H. Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred Shares and to issue Shares as part of a debt restructuring plan. We consider the following issues:

•	Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change In Control - Will the transaction result in a change in control of the company?

•	Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

          I. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII.	Executive Compensation

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII.	Compensation Proposals

          A. Amendments That Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

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          B. Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

          C. Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

          D. Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase Shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

          E. Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

          F. Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

          G. Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

          H. Employee Stock Ownership Plans (ESOPS)

Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized Shares for existing ESOPs, except in cases when the number of Shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding Shares).

          I. 401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX.	State Of Incorporation

          A. Voting on State Takeover Statutes

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

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          B. Voting on Reincorporation Proposals

Vote on a case-by-case basis proposals to change a company’s state of incorporation.

X.	Mergers and Corporate Restructurings

          A. Mergers and Acquisitions

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies;

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

          B. Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales.

          C. Spin-Offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

          D. Asset Sales

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

          E. Liquidations

Vote on a case-by-case basis proposals related to liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

          F. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

          G. Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

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XI.	Mutual Fund Proxies

          A. Election of Trustees

Vote on trustee nominees on a case-by-case basis.

          B. Investment Advisory Agreement

Vote on investment advisory agreements on a case-by-case basis.

          C. Fundamental Investment Restrictions

Vote on amendments to a fund’s fundamental investment restrictions on a case-by-case basis.

          D. Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

XII.	Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

•	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	the percentage of sales, assets and earnings affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company—specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•	whether the subject of the proposal is best left to the discretion of the board.

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